LOGO:
NATIONWIDE
ADVISORY
SERVICES, INC.

                                  SEMI-ANNUAL
                                     REPORT

                                 APRIL 30, 1998

NATIONWIDE(R) FAMILY OF FUNDS

NATIONWIDE(R) GROWTH FUND
NATIONWIDE(R) FUND
NATIONWIDE(R) BOND FUND
NATIONWIDE(R) TAX-FREE INCOME FUND
NATIONWIDE(R) U.S. GOVERNMENT INCOME FUND
NATIONWIDE(R) MONEY MARKET FUND

               NATIONWIDE FAMILY OF FUNDS SEMI-ANNUAL REPORT 1998
                                    CONTENTS
CHAIRMAN'S LETTER                                              1
NATIONWIDE(R)GROWTH FUND                                   2 - 3
NATIONWIDE(R)FUND                                          4 - 5
NATIONWIDE(R)BOND FUND                                     6 - 8
NATIONWIDE(R)TAX-FREE INCOME FUND                         9 - 13
NATIONWIDE(R)U.S. GOVERNMENT INCOME FUND                 14 - 15
NATIONWIDE(R)MONEY MARKET FUND                           16 - 18
FINANCIAL STATEMENTS                                     19 - 22
FINANCIAL HIGHLIGHTS                                     23 - 25
NOTES TO FINANCIAL STATEMENTS                            26 - 29

                              TRUSTEES AND OFFICERS
TRUSTEES

Dimon R. McFerson - Nationwide Investing Foundation (NIF) & Nationwide
   Investing Foundation II (NIF II)
Chairman
Columbus, Ohio

Dr. John C. Bryant - NIF & NIF II
Cincinnati, Ohio

Dr. C. Brent DeVore - NIF
Westerville, Ohio

Sue A. Doody - NIF
Columbus, Ohio

Robert M. Duncan - NIF & NIF II
Columbus, Ohio

Charles L. Fuellgraf, Jr. - NIF
Butler, Pennsylvania

Dr. Thomas J. Kerr, IV - NIF & NIF II
Westerville, Ohio

Douglas F. Kridler - NIF
Columbus, Ohio

Nancy C. Thomas - NIF
Louisville, Ohio

Harold W. Weihl - NIF
Bowling Green, Ohio

David C. Wetmore - NIF
Herndon, Virginia

OFFICERS

James F. Laird, Jr. - Treasurer
David E. Simaitis - Secretary
Elizabeth A. Davin - Assistant Secretary
Patricia J. Smith - Assistant Secretary
Charles S. Bath - Assistant Treasurer
Craig A. Carver - Assistant Treasurer
Christopher A. Cray - Assistant Treasurer
Scott A. Englehart - Assistant Treasurer
Edwin P. McCausland, Jr. - Assistant Treasurer
Peter Neckermann - Assistant Treasurer
Karen R. Tackett - Assistant Treasurer

TRANSFER AGENT
Nationwide Investors Services, Inc.
Box 1492
Columbus, Ohio  43216-1492

CUSTODIAN
The Fifth Third Bank
38 Fountain Square Plaza
Cincinnati, Ohio  45263-0001

LEGAL COUNSEL
Druen, Dietrich, Reynolds & Kooger
One Nationwide Plaza
Columbus, Ohio  43215-2220

INDEPENDENT AUDITORS
KPMG Peat Marwick LLP
Two Nationwide Plaza
Columbus, Ohio  43215-2537

DISTRIBUTOR
Nationwide Advisory Services, Inc.
Three Nationwide Plaza
Columbus, Ohio  43215-2220

This report is for the information of shareholders of the Nationwide Family of Funds. It may be used as sales literature only when preceded or accompanied by a current prospectus which gives further details about the funds.

Nationwide(R) is a registered Federal Service mark of Nationwide Mutual Insurance Company.

                             MESSAGE TO SHAREHOLDERS
                                 APRIL 30, 1998
PHOTO OF:DIMON R. MCFERSON
CHAIRMAN

Our shareholders have much reason to be optimistic.

The U.S. economy has continued to exhibit healthy growth with declining inflation. While the Federal Reserve Board had expressed some concern over possible rising inflationary pressures, such elevations have yet to materialize and interest rates have remained unchanged.

A strong economy and good employment growth have buoyed consumer confidence -- more and more Americans are achieving the goals they've set for themselves and their families.

The stock market has been generous to investors, increasing by more than 20 percent for three years in a row. Volatility in the Asian markets may create some shock waves that could affect markets here in the United States and throughout the world. But the fundamental strength of the American economy should continue to draw investors to our markets. These observations reinforce our belief in the importance of maintaining a long-term investment strategy.

ACCOLADES FOR THE NATIONWIDE FUND

The Nationwide Fund has been consistently recognized in national newspapers and magazines including The Wall Street Journal, USA Today, Kiplinger's and Barron's for its performance. To site just one example, the April 1998 issue of Mutual Funds magazine listed the Nationwide Fund as one of only 22 growth funds that has outperformed the S&P 500 (the leading benchmark of stock-market performance) and met the magazine's "more reward...less risk" standards over a five-year period ended 3/31/98.

Chuck Bath, Nationwide Fund portfolio manager, says the secret to his success is finding unique businesses that have the potential to outperform their competitors over long periods of time.

INVESTMENT CHOICES BROADENED

In keeping with our commitment to offer increasing opportunities to our investors, the Nationwide Family of Funds has been expanded from six to eight funds.

On May 11, 1998, The Financial Horizons Trust was dissolved and two of the funds from the Trust became part of the Nationwide Family of Funds offering.

In addition to the expansion of the Nationwide funds, PortfolioSelectSM by Nationwide was introduced. PortfolioSelect is a new retail portfolio of funds from leading money management companies -- Fidelity, Dreyfus, Oppenheimer and Nationwide. It allows shareholders to centralize their investments without sacrificing portfolio diversification, giving them more choice.

Nationwide Advisory Services has also introduced a new share-class structure. Effective May 11, 1998, current shareholders were automatically converted to the new D class. Shares in the PortfolioSelect product are available in A or B classes. This new class structure allows us to offer our investors more purchasing options.

FUND PERFORMANCE

For the six-month period ended April 30, 1998, the Nationwide Growth Fund gained 20.21% and the Nationwide Fund increased 23.40%. For the same period, the Nationwide Bond Fund returned 3.52% and the Nationwide Tax-Free Income Fund total return stood at 2.65%. The Nationwide U.S. Government Income Fund returned 2.87%. Returns for these funds do not reflect sales charges. The Nationwide Money Market Fund, which has no sales charges, posted a total return of 2.55%.

On pages 2 through 16 of this report, you can read the comments of your funds' portfolio managers, which describe in detail important factors that explain each fund's performance and unique characteristics.

Thank you for giving Nationwide Advisory Services, Inc. the opportunity to help meet your investment needs.

For more information about the Nationwide funds or PortfolioSelect, please call 1-800-848-0920.


Dimon R. McFerson, Chairman,

April 1998

NATIONWIDE(R) INVESTING FOUNDATION

                            NATIONWIDE(R) GROWTH FUND
                              MANAGEMENT DISCUSSION
                               OF FUND PERFORMANCE

For the six-month period ended April 30, 1998, the Nationwide Growth Fund had a total return of 20.21%, (without sales charge) compared to a 22.47% total return for the S&P 500 Index.

This six-month period was marked by two distinct directions in performance by the Fund. The last two months of 1997 saw technology-related stocks significantly underperform the market, due mainly to turmoil in Asia. Since we had been finding greater opportunities in growth stocks during 1997, and a significant number of them were technology-related, this decline hurt performance, as it showed up in the year-end numbers, even though up through the year-ended October 31, 1997, performance had been quite good. Although this was frustrating, the Fund continued to invest according to strategy, and added to attractively priced, fundamentally strong growth stocks. Then, beginning late in January 1998, the depressed sectors began to stage strong recoveries, and the Fund's performance this year-to-date has been much more favorable. The strongest performance has come from EMC Corp., Boston Scientific, Warner Lambert, 360(0) Communications, and BMC Software. A dramatic loss was incurred in one of our large holdings, Cendant Corp., which announced the discovery of accounting irregularities on April 16, requiring a restatement of earnings. So far, this seems to be the extent of the problem. By itself, this caused a drop of nearly 2% in the price of the Fund. Since then, Cendant's stock price has recovered a bit, but, despite the loss, the Fund has managed to show good results thus far in 1998.

Going forward, we are following the same strategy, and continue to find greater opportunities in growth stocks. However, with the market having recovered strongly, and with valuations at record highs, we are trying to buy stocks with strong, visible long-term fundamentals on weakness caused by short-term developments. The focus is not just on holding stocks with strong growth potential, but also on the likelihood and consistency of it being achieved. I believe the stocks we now hold in the Fund measure well on those criteria.

JOHN M. SCHAFFNER, MBA, CFA, PORTFOLIO MANAGER

                              PORTFOLIO COMPOSITION

PIE CHART:
U.S. Government Agency Obligations 1.1%
Repurchase Agreements 1.4%
Common Stock 97.6%

FUND VALUE        $979,530,643

                     AVERAGE ANNUAL (COMPOUND) TOTAL RETURN

                    $1,000            $100             $1,000
                   LUMP SUM          MONTHLY          LUMP SUM
                  INVESTMENT       INVESTMENT        INVESTMENT
     YEARS          W/O SC*          W/O SC*           W/SC**

       1            43.19%           37.83%            40.24%
       5            19.92%           24.12%            18.39%
      10            15.35%           17.87%            14.94%

* For periods ended 4/30/98. These returns do not reflect the effects of sales charges.
** For periods ended 3/31/98. Assumes a 4.5% sales charge was paid, which has the most dramatic effect on the one-year performance figures.

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results.

                    STATEMENT OF INVESTMENTS - NATIONWIDE(R)
                   GROWTH FUND - APRIL 30, 1998 - (UNAUDITED)

SHARES        SECURITY                             VALUE
              COMMON STOCK (97.6%)
              BUSINESS SERVICES (6.1%)
   348,000      ABR Information Services*          $  10,070,250
   601,800      Cognizant Corp.                       30,955,088
   250,000      Covance, Inc.*                         5,359,375
   300,000      Manpower, Inc.                        13,218,750
                                                   -------------
                                                      59,603,463
                                                   -------------
              CABLE (2.2%)
   600,000      Comcast Corp.                         20,962,500
                                                   -------------

              CHEMICALS (4.5%)
   200,000      Millipore Corp.                        6,900,000
   500,000      Monsanto Co.                          26,437,500
   244,000      Sigma-Aldrich Corp.                    9,729,500
                                                   -------------
                                                      43,067,000
                                                   -------------

              COMPUTER EQUIPMENT (6.0%)
   747,600      EMC Corp.*                            34,483,050
   325,000      Hewlett-Packard Co.                   24,476,563
                                                   -------------
                                                      58,959,613
                                                   -------------

              COMPUTER SOFTWARE & SERVICES (16.9%)
   400,000      Automatic Data Processing, Inc.       26,775,000
   325,000      BMC Software, Inc.*                   30,407,813
   500,000      Electronic Data Systems Corp.         21,500,000
 1,200,000      First Data Corp.                      40,650,000
 1,400,000      Gartner Group, Inc.*                  46,375,000
                                                   -------------
                                                     165,707,813
                                                   -------------

              CONGLOMERATES (1.2%)
   300,000      Corning, Inc.                         12,000,000
                                                   -------------

              CONSUMER GOODS (4.8%)
   400,000      Avon Products, Inc.                   32,875,000
   300,000      Newell Co.                            14,493,750
                                                   -------------
                                                      47,368,750
                                                   -------------

              DISTRIBUTION (1.6%)
   350,000      Bergen Brunswig Corp. Class A         15,881,250
                                                   -------------

              DRUGS (10.9%)
   300,000      Allergan, Inc.                        12,468,750
    20,960      Allergan Specialty
                  Therapeutics, Inc. Class A*            217,460
   325,000      Glaxo Wellcome, plc ADR               18,382,813
   100,000      Merck & Co., Inc.                     12,050,000
   320,000      Schering-Plough Corp.                 25,640,000
   200,000      Warner-Lambert Co.                    37,837,500
                                                   -------------
                                                     106,596,523
                                                   -------------

              ELECTRONICS (2.6%)
   300,000      Microchip Technology*                  8,512,500
   183,103      Molex, Inc.                            5,241,323
   298,215      Molex, Inc. Class A                    8,014,528
   189,000      Woodhead Industries, Inc.              3,543,750
                                                   -------------
                                                      25,312,101
                                                   -------------

              FINANCIAL (13.5%)
   350,000      Allstate Corp.                        33,687,500
   101,250      American International Group, Inc.    13,320,703
   739,000      Equitable Companies, Inc.             45,356,125
   450,000      Merrill Lynch & Co., Inc.             39,487,500
                                                   -------------
                                                     131,851,828
                                                   -------------

 SHARES           SECURITY                                 VALUE
              COMMON STOCK (CONTINUED)
              FOOD & BEVERAGE (0.9%)
   175,000      Quaker Oats Co.                    $   9,100,000
                                                   -------------

              FOOD - GRAIN & AGRICULTURE (1.5%)
   704,600      Archer-Daniels-Midland Co.            15,148,900
                                                   -------------

              MACHINERY & CAPITAL GOODS (4.7%)
   250,000      Applied Materials, Inc.*               9,031,250
   120,000      Emerson Electric Co.                   7,635,000
   225,000      Lindsay Manufacturing Co.             10,546,875
   492,600      Zebra Technologies Corp.*             19,088,250
                                                   -------------
                                                      46,301,375
                                                   -------------

              MEDICAL PRODUCTS (3.9%)
   200,000      Biomet, Inc.                           6,000,000
   250,000      Boston Scientific, Inc.*              18,078,123
   200,000      Johnson & Johnson Co.                 14,275,000
                                                   -------------
                                                      38,353,123
                                                   -------------

              OIL & GAS (3.9%)
   250,000      Anadarko Petroleum Corp.              18,312,500
   250,000      Mobil Corp.                           19,750,000
                                                   -------------
                                                      38,062,500
                                                   -------------

              PRINTING & PUBLISHING (0.4%)
   160,000      Reader's Digest Association, Inc.
                  Class B                              4,390,000
                                                   -------------

              RETAIL (3.1%)
 1,200,000      Cendant Corp.*                        30,000,000
                                                   -------------

              TELECOMMUNICATIONS (8.9%)
   677,500      360(degree)Communications Co.*        20,706,094
   400,000      Cincinnati Bell, Inc.                 15,300,000
 1,200,000      WorldCom, Inc.*                       51,337,440
                                                   -------------
                                                      87,343,534
                                                   -------------
TOTAL COMMON STOCKS (cost $573,112,087)              956,010,273
                                                   -------------
 PRINCIPAL        SECURITY                                       VALUE
              U.S. GOVERNMENT OBLIGATIONS (1.1%)
$10,000,000     Federal Home Loan Mortgage
                  Corp. Notes, 5.37% - 5.40%, 05/15/98           9,978,990
       320,000  Federal Home Loan Mortgage
                  Corp. Notes, 5.42%, 5/14/98                      319,376
                                                             -------------
TOTAL U.S. GOVERNMENT OBLIGATIONS
    (cost $10,298,491)                                          10,298,366
                                                             -------------

              REPURCHASE AGREEMENT (1.4%)
  13,910,000    MBS TRI PARTY REPO, 5.46%,
                  05/01/98 Collateralized by
                  $14,840,000 GNMA 7% ARM, 10/20/27,
                  market value $14,191,820
                  (cost $13,910,000)                           13,910,000
                                                            -------------
TOTAL INVESTMENTS (cost $597,320,578)                       $ 980,218,639
                                                            =============

--------------------
The abbreviations in the above statement stand for the following:
    ADR        American Depository Receipt
    ARM        Adjustable Rate Mortgage
    GNMA       Government National Mortgage Association
    PLC        Public Limited Company

* Denotes a non-income producing security.
Cost also represents cost for federal income tax purposes.
Portfolio holding percentages represent market value as a percentage of net assets.

See accompanying notes to financial statements.

NATIONWIDE(R) INVESTING FOUNDATION
                               NATIONWIDE(R) FUND

                              MANAGEMENT DISCUSSION
                               OF FUND PERFORMANCE

The total return for the Nationwide(R) Fund for the six-month period ended April 30, 1998, was 23.40% (without sales charge) assuming all distributions were reinvested compared to 22.47% for the S&P 500.

The Nationwide Fund continues to benefit from the strong performance of the pharmaceutical stocks. Warner-Lambert and Schering-Plough remain the two largest holdings in the Fund, and I remain positive on the outlook. New products and strong unit growth should lead to outstanding earnings growth for the next several years. The bank stocks have continued to perform well and I have recently increased the Fund's investment in this sector. Wells Fargo is now the dominant independent bank in the western United States. However, in my opinion, the valuation does not reflect this unique franchise.

Pall Corporation has continued to be a disappointing investment. Historically, this has been an excellent company with a solid business franchise. However, increased competition in the blood-filter market has led to poor performance in this important market. I have continued to keep this investment due to the attractive valuation.

Massive consolidation continues in the financial services sector. The most recent example affecting the Fund is the Banc-One merger with First Chicago. While I am skeptical of the benefits of these mergers, I anticipate large-scale consolidation will continue. Regardless of the direction of future consolidation in the financial services industry, I am confident our financial services holdings will prove to be good investments.

CHARLES S. BATH, MBA, CFA, CPA - PORTFOLIO MANAGER

                              PORTFOLIO COMPOSITION

PIE CHART:
Debt Obligations 3.9%
Common Stock 96.6%

FUND VALUE        $1,976,743,535

                     AVERAGE ANNUAL (COMPOUND) TOTAL RETURN


                    $1,000            $100             $1,000
                   LUMP SUM          MONTHLY          LUMP SUM
                  INVESTMENT       INVESTMENT        INVESTMENT
     YEARS          W/O SC*          W/O SC*           W/SC**

       1            48.86%           45.43%            47.10%
       5            23.69%           30.37%            21.47%
      10            18.81%           20.66%            17.98%

* For periods ended 4/30/98. These returns do not reflect the effects of sales charges.
** For periods ended 3/31/98. Assumes a 4.5% sales charge was paid, which has the most dramatic effect on the one-year performance figures.

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results.

  STATEMENT OF INVESTMENTS - NATIONWIDE(R) FUND - APRIL 30, 1998 - (UNAUDITED)
 SHARES       SECURITY                              VALUE
              COMMON STOCK (96.6%)
              AUTO & AUTO PARTS (2.4%)
   202,451      Autoliv AB                          $  6,010,264
   857,900      Ford Motor Co.                        39,302,544
                                                   -------------
                                                      45,312,808
                                                   -------------

              BUILDING (3.8%)
   436,300      Martin Marietta Materials, Inc.       20,478,831
   337,500      Masco Corp.                           19,575,000
   302,200      Vulcan Materials Co.                  34,771,888
                                                   -------------
                                                      74,825,719
                                                   -------------

              CHEMICALS (4.6%)
   544,400      Millipore Corp.                       18,781,800
   593,700      Morton International, Inc.            18,998,400
   335,400      OM Group, Inc.                        14,862,412
   401,743      Pall Corp.                             7,884,206
   756,150      Raychem Corp.                         30,387,778
                                                   -------------
                                                      90,914,596
                                                   -------------

              COMPUTER EQUIPMENT (2.4%)
 4,000,000      International Business
                  Machines Corp.                      46,350,000
                                                   -------------

              CONGLOMERATES (1.0%)
   498,700      Corning, Inc.                         19,948,000
                                                   -------------

              DRUGS (18.6%)
   564,700      Allergan, Inc.                        23,470,344
    28,235      Allergan Specialty Therapeutics, Inc.
                  Class A*                               292,938
   149,000      American Home Products Corp.          13,875,625
   302,400      Pfizer, Inc.                          34,416,900
 1,624,200      Schering-Plough Corp.                130,139,025
   872,600      Warner-Lambert Co.                   165,085,012
                                                   -------------
                                                     367,279,844
                                                   -------------

              ELECTRICAL EQUIPMENT (5.3%)
 1,677,900      Black & Decker Corp.                  86,621,588
   355,600      Maytag Corp.                          18,313,400
                                                   -------------
                                                     104,934,988
                                                   -------------

              ENTERTAINMENT (1.5%)
   246,265      Walt Disney Company                   30,613,818
                                                   -------------

              FINANCIAL - BANKS (15.2%)
   969,308      Banc One Corp.                        57,007,427
   250,300      Bank of New York Co., Inc.            14,783,344
 1,376,900      Mellon Bank Corp.                     99,136,800
   480,200      Pacific Century Financial Corp.       11,854,938
   202,177      U.S. Bancorp                          25,676,478
   252,300      Wells Fargo & Co.                     92,972,550
                                                   -------------
                                                     301,431,537
                                                   -------------

              FINANCIAL - INSURANCE (6.2%)
   632,500      Chubb Corp.                           49,927,968
 1,031,500      Horace Mann Educators Corp.           35,457,813
   939,900      Provident Companies, Inc.             36,714,844
                                                   -------------
                                                     122,100,625
                                                   -------------

              FINANCIAL SERVICES - OTHER (4.0%)
   270,842      Associates First Capital Corp.        20,245,438
   838,600      Fannie Mae                            50,211,175
   120,800      MBIA, Inc.                             9,014,700
                                                   -------------
                                                      79,471,313
                                                   -------------

              FOOD & BEVERAGE (9.9%)
    53,100      Agribrands International, Inc.         2,021,119
   594,800      Anheuser-Busch Companies, Inc.        27,249,274
 1,050,200      PepsiCo, Inc.                         41,679,813
   632,900      Philip Morris Companies, Inc.         23,615,081

 SHARES       SECURITY                            VALUE
              COMMON STOCK (CONTINUED)
              FOOD & BEVERAGE (CONTINUED)
       858,400  Quaker Oats Co.                   $   44,636,800
       531,000  Ralston-Ralston Purina Group          56,286,000
                                                   -------------
                                                     195,488,087
                                                   -------------

              HOSPITAL - SUPPLY (1.8%)
       125,000  Covance, Inc.*                         2,679,687
       647,700  Quest Diagnostics, Inc.*              12,468,225
       557,400  St. Jude Medical, Inc.*               19,752,863
                                                   -------------
                                                      34,900,775
                                                   -------------

              HOUSEHOLD - PRODUCTS (0.8%)
    200,000     Procter & Gamble Co.                  16,437,500
                                                   -------------

              MACHINERY & CAPITAL GOODS (0.1%)
    167,400     Johnstown America Industries, Inc.*    2,741,175
                                                   -------------

              OIL & GAS (4.3%)
    323,800     Mobil Corp.                           25,580,200
    953,400     Texaco, Inc.                          58,634,100
                                                   -------------
                                                      84,214,300
                                                   -------------

              PRINTING & PUBLISHING (9.5%)
       100,599  ACNielsen Corp.*                       2,816,772
       760,000  American Greetings Corp. Class A      35,150,000
       301,800  Cognizant Corp.                       15,523,837
       653,100  Dun & Bradstreet Corp.                23,185,050
       315,800  Gannett Co., Inc.                     21,454,663
       277,300  Gibson Greetings, Inc.*                7,253,114
       766,200  New York Times Co. Class A*           54,352,313
       112,000  Tribune Co.                            7,392,000
         40,700 Washington Post Co. Class B           21,336,975
                                                   -------------
                                                     188,464,724
                                                   -------------

              RESTAURANTS (1.7%)
    558,400     McDonalds Corp.                       34,551,000
                                                   -------------

              RETAIL (0.8%)
    325,300     Wal-Mart Stores, Inc.                 16,447,981
                                                   -------------

              TELECOMMUNICATIONS (1.2%)
    571,200     360(degree) Communications Co.*       17,457,300
    106,600     Airtouch Communications, Inc.*         5,663,125
                                                   -------------
                                                      23,120,425
                                                   -------------

              TOYS (1.5%)
    778,840     Mattel, Inc.                          29,839,308
                                                   -------------
TOTAL COMMON STOCK (cost $968,830,345)             1,909,388,523
                                                   -------------
 PRINCIPAL        SECURITY                                 VALUE
              CONVERTIBLE BONDS (0.3%)
 $7,826,000     Consorcio G Grupo Dina,
                  8.00%, 2004
                  (cost $7,312,035)                    6,691,230
                                                   -------------

              GOVERNMENT OBLIGATIONS (2.1%)
  15,000,000    U.S. Treasury Bond,
                  8.875%, 08/15/17                    19,832,805
                                                   -------------

  20,000,000    U.S. Treasury Note,
                  6.50%, 08/15/05                     20,881,240
                                                   -------------
TOTAL GOVERNMENT OBLIGATIONS (cost $40,352,928)       40,714,045
                                                   -------------

              SHORT TERM DEBT (1.5%)
  29,015,000    Export Development, 5.52%, 05/01/98
                  (cost $29,015,000)                  29,015,000
                                                   -------------

TOTAL INVESTMENTS (cost $1,045,510,308)           $1,985,808,798
                                                  ==============

------------------
* Denotes a non-income producing security.
Cost also represents cost for federal income tax purposes.
Portfolio holding percentages represent market value as a percentage of net assets.

See accompanying notes to financial statements.

NATIONWIDE(R) INVESTING FOUNDATION
                             NATIONWIDE(R) BOND FUND

                              MANAGEMENT DISCUSSION
                               OF FUND PERFORMANCE
The Nationwide Bond Fund's total return for the six-month period ended April 30, 1998, was 3.52% (without sales charge), slightly below the 3.64% return for the Lehman Government/Corporate Bond Index, the Fund's benchmark. Interest rates continued to decline into December, but have traded in a narrow range since then. The 30-year treasury yields 5.95%, not much more than the 5.57% yield on the two-year treasury yield.

Powerful economic forces have kept rates locked in a narrow range, and it might take some time to resolve these conflicting forces. On the long end of the curve, there is good value at 6.00%, with inflation at 2% and unlikely to worsen. Commodity prices are weak, the federal budget surplus continues to grow, and the full deflationary impact from Asia has yet to be felt. On the other hand, the U.S. economy is operating at full capacity and remains exceptionally strong. With real wages increasing, the stock market continuing to soar, and housing prices rising from coast to coast, consumers are in excellent condition and are unlikely to cut back on consumption. Thus, short-term interest rates are held in check by the Federal Funds rate of 5.50% and there is pressure on the Federal Reserve Board to increase the Funds rate to prevent an asset bubble from developing.

In the corporate market, spreads have been very volatile, first widening out on fears of the impact Asia will have on our economy, and then on supply fears as U.S. corporations greeted the new year with an onslaught of new issuance. I took advantage of the wider spreads and moved 10% of the portfolio out of treasuries and into corporates. Corporates are much more attractively priced than they were last year, particularly those issues that have performed poorly -BBBs and cyclicals. The Bond Fund now has 80% invested in corporates -- nearly a full weighting in this sector of the bond market.

In the next few months I intend to look for opportunities to add yield. This would include swaps into BBBs and into callable securities if the option-adjusted spread is attractive. There might also be opportunities in the mortgage-backed market. These securities have performed poorly of late as prepayments have accelerated. With faster speeds priced in, it might be time to increase our holdings in these AAA securities.

DOUGLAS E. KITCHEN, CFA - PORTFOLIO MANAGER

                              PORTFOLIO COMPOSITION

Pie Chart:
Repurchase Agreements 1.4%
Canadian Government 2.9%
Mortgage-Backed Securities 4.0%
U.S. Government Long-Term Obligations 8.1%
Corporate Bonds 80.3%

FUND VALUE        $128,476,709

                     AVERAGE ANNUAL (COMPOUND) TOTAL RETURN

                    $1,000            $100             $1,000
                   LUMP SUM          MONTHLY          LUMP SUM
                  INVESTMENT       INVESTMENT        INVESTMENT
     YEARS          W/O SC*          W/O SC*           W/SC**

       1            11.14%            8.99%            7.35%
       5             6.25%            7.79%            5.19%
      10             8.54%            8.15%            7.97%

* For the periods ended 4/30/98. These returns do not reflect the effects of sales charges.
** For the periods ended 3/31/98. Assumes a 4.5% sales charge was paid, which has the most dramatic effect on the one-year performance figures.

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results.

                    STATEMENT OF INVESTMENTS - NATIONWIDE(R)
                    BOND FUND - APRIL 30, 1998 - (UNAUDITED)
 PRINCIPAL        SECURITY                                 VALUE
              CANADIAN GOVERNMENT BONDS (2.9%)
              GOVERNMENT
$1,000,000      Quebec (Province of),
                   8.625%, 01/19/05                  $ 1,120,018
 2,250,000      Quebec (Province of),
                   8.625%, 01/19/05                    2,568,407
                                                     -----------
TOTAL CANADIAN GOVERNMENT BONDS
     (cost $3,477,602)                                 3,688,425
                                                     -----------

              CORPORATE BONDS (80.3%)
              AEROSPACE/DEFENSE (1.2%)
 1,500,000      Lockheed Corp., 7.875%, 03/15/23       1,586,499
                                                     -----------

              AIRLINES (1.4%)
 1,500,000      American Airlines, 10.33%, 03/04/05    1,788,032
                                                     -----------

              BROKERS-DEALERS (5.7%)
 2,000,000      Bear Stearns Companies, Inc.,
                  8.75%,03/15/04                       2,231,558
 1,000,000      Lehman Brothers Holdings, Inc.,
                  11.625%, 05/15/05                    1,283,991
 3,000,000      Morgan Stanley Group, Inc.,
                  10.00%, 06/15/08                     3,768,465
                                                     -----------
                                                       7,284,014
                                                     -----------

              BUILDING MATERIALS (6.2%)
 4,000,000      Armstrong World Industries, Inc.,
                  9.75%, 04/15/08                      4,946,112
 3,000,000      Hanson Overseas Sr. Note,
                  6.75%, 09/15/05                      3,062,319
                                                     -----------
                                                       8,008,431
                                                     -----------

              CHEMICALS (5.5%)
 3,000,000      ICI Wilmington, Inc.,
                  7.50%, 01/15/02                      3,135,231
 2,000,000      Praxair, Inc., 6.625%, 10/15/07        2,011,680
 2,000,000      Witco Corp., 6.125%, 02/01/06          1,958,240
                                                     -----------
                                                       7,105,151
                                                     -----------

              DIVERSIFIED FINANCE (2.5%)
 2,000,000      Ford Capital BV Notes,
                  10.125%, 11/15/00                    2,184,404
 1,000,000      General Electric Capital Corp.
                  8.75%, 09/25/00                      1,057,976
                                                     -----------
                                                       3,242,380
                                                     -----------

              HEALTHCARE (1.8%)
 2,000,000      Kaiser Foundation, 9.55%, 07/15/05     2,359,500
                                                     -----------

              HOTELS/MOTELS (2.4%)
 3,000,000      Hilton Hotels Corp.,
                  7.375%, 06/01/02                     3,030,189
                                                     -----------

              INSURANCE (9.3%)
 4,000,000      AMBAC, Inc., 9.375%, 08/01/11          5,040,724
 2,000,000      Equitable of Iowa Companies,
                  8.50%, 02/15/05                      2,213,272
 4,000,000      Loews Corp., 8.875%, 04/15/11          4,726,660
                                                     -----------
                                                      11,980,656
                                                     -----------

              LEASE/RENTAL (1.8%)
 2,260,000      Ryder System, Inc.,
                  7.56%, 08/15/00                      2,334,668
                                                     -----------

 PRINCIPAL        SECURITY                                 VALUE
              CORPORATE BONDS (CONTINUED)
              LEISURE TIME PRODUCTS (4.1%)
$3,000,000      Bass America, Inc.,
                  8.125%, 03/31/02                   $ 3,225,096
 2,000,000      Rank Group Finance,
                  6.75%, 11/30/04                      2,013,538
                                                     -----------
                                                       5,238,634
                                                     -----------

              MANUFACTURING (1.6%)
 2,000,000      Worthington Industries,
                  7.125%, 05/15/06                     2,080,276
                                                     -----------

              NATURAL GAS (3.3%)
 2,000,000      K N Energy, Inc., 6.67%, 11/01/27      2,063,078
 2,000,000      Northwest National Gas,
                  9.75%, 07/01/15                      2,202,310
                                                     -----------
                                                       4,265,388
                                                     -----------

              OIL & GAS (1.7%)
 2,000,000      Petro-Canada Notes,
                  8.60%, 10/15/01                      2,138,540
                                                     -----------

              PAPER AND FOREST PRODUCTS (6.1%)
 3,000,000      ITT Rayonier, Inc., 7.50%, 10/15/02    3,144,333
 2,500,000      Temple-Inland, Inc., 9.00%, 05/01/01   2,701,403
 2,000,000      Willamette Industries,
                  6.45%, 02/01/05                      1,998,156
                                                     -----------
                                                       7,843,892
                                                     -----------

              PUBLISHING (2.5%)
 3,000,000      McGraw-Hill, Inc., 9.43%, 09/01/00     3,208,116
                                                     -----------

              RAILROADS (1.7%)
 2,000,000      CSX Corp.
                  7.25%, 05/01/27                      2,143,348
                                                     -----------

              RETAIL TRADE (6.2%)
 2,000,000      Dayton Hudson Co., 9.25%, 08/15/11     2,475,972
 2,000,000      J.C.Penny, 7.40%, 04/01/37             2,185,750
 3,000,000      May Department Stores,
                  8.30%, 07/15/26                      3,345,828
                                                     -----------
                                                       8,007,550
                                                     -----------

              TELECOMMUNICATIONS (3.3%)
 1,000,000      Nynex Capital Funding Corp.,
                  8.24%, 10/17/01                      1,066,823
 3,000,000      Rochester Telephone Corp.,
                  8.77%, 04/16/01                      3,220,953
                                                     -----------
                                                       4,287,776
                                                     -----------

              OTHER (11.9%)
 2,000,000      CSR America, 6.875%, 07/21/05          2,072,594
 4,000,000      English China Clays Delaware, Inc.,
                  7.375%, 10/01/02                     4,171,728
 3,000,000      Mayne Nickless Notes,
                  6.25%, 02/01/06                      2,924,400
 2,000,000      VF Corp., 9.50%, 05/01/01              2,188,162
 3,500,000      Waste Management, Inc.,
                  8.75%, 05/01/18                      3,872,179
                                                     -----------
                                                      15,229,063
                                                     -----------
TOTAL CORPORATE BONDS (cost $99,672,593)             103,162,103
                                                     -----------

                    STATEMENT OF INVESTMENTS - NATIONWIDE(R)
                    BOND FUND - APRIL 30, 1998 - (UNAUDITED)
 PRINCIPAL    SECURITY                               VALUE
              MORTGAGE BACKED SECURITIES (4.0%)
$  500,000      FHLMC REMIC 1360-VK,
                  7.50%, 08/15/07                    $   502,127
   144,636      FHLMC-GNMA 29X,
                  6.75%, 02/25/23                        146,044
   289,271      FHLMC-GNMA 29Z,
                  6.75%, 04/25/24                        284,075
   873,345      FNMA REMIC 1992-145E,
                  7.00%, 08/25/22                        874,370
   646,000      FNMA REMIC G1992-15G,
                  7.00%, 04/25/20                        651,830
   300,892      FNMA REMIC G1992-64M,
                  7.00%, 11/25/22                        296,221
 2,396,000      FNMA REMIC S G93-10E,
                  5.00%, 04/25/20                      2,368,398
                                                     -----------
TOTAL MORTGAGE BACKED SECURITIES
   (cost $5,025,666)                                   5,123,065
                                                     -----------

              U.S. GOVERNMENT OBLIGATIONS (8.1%)
 9,000,000      U.S. Treasury Bond, 7.25%,
                  08/15/22
                  (cost $10,538,514)                  10,372,500
                                                     -----------

              REPURCHASE AGREEMENT (1.4%)
 1,824,000      MBS Tri Party 5.44%, 05/01/98
                Collateralized by $2,090,000 GNMA2,
                  5.50%, 5/20/26, market
                  value $1,862,835
                  (cost $1,824,000)                    1,824,000
                                                     -----------

TOTAL INVESTMENTS (cost $120,538,375)               $124,170,093
                                                    ============

-------------------
The abbreviations in the above statement stand for the following:
  FNMA         Federal National Mortgage Association
  FHLMC        Federal Home Loan Mortgage Corporation
  REMIC        Real Estate Mortgage Investment Conduit

Cost also represents cost for federal income tax purposes.

Portfolio holding percentages represent market value as a percentage of net assets.


See accompanying notes to financial statements.

NATIONWIDE(R) INVESTING FOUNDATION II

                       NATIONWIDE(R) TAX-FREE INCOME FUND

                              MANAGEMENT DISCUSSION
                               OF FUND PERFORMANCE

The Nationwide Tax-Free Income Fund's total return for the six-month period ended April 30, 1998, was 2.65% (without sales charge) assuming all distributions were reinvested, while the Lehman Brothers Municipal Bond Index returned 2.77%.

For the period, the Bond-Buyer 11-General Obligation Municipal Index declined
 .03% from 5.28% to 5.25%. However, during the second week of January, the Index posted a historical low of 4.87% -- the lowest yield level since September 1973 when the Index was 4.87%. The yield on the most current U.S. Treasury 30-year bond declined 0.19% from 6.15% to 5.96%. Municipals under performed Treasury bonds.

The returns for the Municipal market as well as the Fund were not spectacular. Historically, low interest rates and an exceptionally healthy economy with very little inflation keep returns low. The Federal Reserve saw no need to raise interest rates. The Asian financial crisis that produced a flight to quality from equity securities into Treasury securities during the latter part of October 1997 continued to plague the equity market. As a result, the bond markets held their value.

Issuers took advantage of the lower interest rates by increasing issuance. For the first four months of 1998, issuance was up a whopping 60% over the same period in 1997. Supply outpaced demand during the latter part of the first quarter, causing Municipal bonds to cheapen versus Treasury bonds.

At current market levels, an investor isn't compensated to extend maturity or reduce quality, therefore the Fund management continues to concentrate on improving portfolio structure by extending call protection to reduce reinvestment rate risk. The average quality of the Fund is "AA"; the average coupon is 5.92%; and the average maturity is approximately 18 years.

ALPHA L. BENSON, MBA - PORTFOLIO MANAGER

                              PORTFOLIO COMPOSITION

Pie Chart:
Municipal Securities 100%

FUND VALUE        $253,875,512

                     AVERAGE ANNUAL (COMPOUND) TOTAL RETURN

                    $1,000            $100             $1,000
                   LUMP SUM          MONTHLY          LUMP SUM
                  INVESTMENT       INVESTMENT        INVESTMENT
     YEARS          W/O SC*          W/O SC*           W/SC***

       1             8.85%            5.86%             5.13%
       5             5.39%            6.34%             5.51%
      10             7.60%            6.93%             7.67%

* For periods ended 4/30/98. These returns do not reflect the effects of sales charges.
** For periods ended 3/31/98. Assumes the applicable contingent deferred sales charge (CDSC) was paid on withdrawals, which has the most dramatic effect on the one-year performance figures. The CDSC declines from 5% in the first year to 0% after 5 years.

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results.

                    STATEMENT OF INVESTMENTS - NATIONWIDE(R)
              TAX-FREE INCOME FUND - APRIL 30, 1998 - (UNAUDITED)
PRINCIPAL         SECURITY                                 VALUE
              LONG-TERM MUNICIPAL SECURITIES (100.0%)
              ALABAMA (4.2%)
$2,960,000      Alabama Housing Finance
                  Authority Revenue
                  Series D-1, 6.00%, 2016         $    3,126,500
1,000,000       Birmingham, Alabama General
                  Obligation Refunding Bonds,
                  Series 1992B, 6.25%, 2016            1,068,750
 1,100,000      Birmingham, Alabama General
                  Obligation Parking Warrants,
                  Series 1995-A, 5.90%, 2018           1,175,625
 2,480,000      Birmingham, Alabama Water
                  Works & Sewer Board Refunding
                  Revenue, Series 1992,
                  6.125%, 2012                         2,613,300
 2,500,000      Huntsville, Alabama General
                  Obligation Limited Tax
                  Warrants, Series 1992 A,
                  6.00%, 2012                          2,659,375
                                                     -----------
                                                      10,643,550
                                                     -----------

              ARIZONA (1.1%)
 2,500,000      Salt River Project Agricultural
                  Improvement & Power District,
                  Arizona Electric System
                  Revenue Bonds,
                  Series 1992 C, 6.20%, 2012           2,653,125
                                                     -----------

              COLORADO (0.1%)
   340,000      Colorado Housing Finance
                  Authority Single-Family Housing
                  Revenue Refunding Bonds,
                  Series 1991-A, 7.15%, 2014             363,374
                                                     -----------

              CONNECTICUT (3.0%)
 4,220,000      Connecticut Housing Finance
                  Authority Housing Mortgage
                  Finance Program Bonds,
                  Series 1992-B, 6.70%, 2012           4,547,050
 3,085,000      Connecticut State General
                  Obligation Bonds, 1998 Series B,
                  5.00%, 2017                          2,980,881
                                                     -----------
                                                       7,527,931
                                                     -----------

              FLORIDA (1.0%)
 2,400,000      Jacksonville, Florida Electric
                  Authority Bulk Power Revenue
                  Bonds, (Scherer 4 Project,
                  Issue One, Series 1991-A),
                  7.00%, 2012                          2,589,000
                                                     -----------

              GEORGIA (2.1%)
 1,250,000      Columbus, Georgia Building
                  Authority Lease Revenue Bonds,
                  Series 1997A, 5.65%, 2017            1,296,875
 2,750,000      Georgia Municipal Electric
                  Authority Power Revenue Bonds,
                  Series 1991-V, 6.60%, 2018           3,186,563
   905,000      Georgia Residential Financial
                  Authority Revenue Bonds,
                  Series A, 7.50%, 2017                  957,037
                                                     -----------
                                                       5,440,475
                                                     -----------

              ILLINOIS (7.7%)
 2,050,000      Chicago Park District, Illinois
                  General Obligation Unlimited Tax
                  Park Bonds, Series 1996,
                  5.60%, 2021                          2,096,125
                                                     -----------

PRINCIPAL         SECURITY                                 VALUE
              LONG-TERM MUNICIPAL SECURITIES (CONTINUED)
ILLINOIS (CONTINUED)
$2,185,000      Illinois Educational Facility
                  Authority Revenue, Series
                  1991-A, Loyola University,
                  7.125%, 2021                       $ 2,406,231
 1,500,000      Illinois State General Obligation
                  Refunding Bonds, Series of
                  December 1995, 5.125%, 2015          1,490,625
 3,000,000      Illinois State General Obligation
                  Bonds, Series of March 1994,
                  5.80%, 2019                          3,105,000
 2,500,000      Illinois State General Obligation
                  Bonds, Series of December 1995,
                  5.125%, 2017                         2,468,750
 4,000,000      Illinois State General Obligation
                  Bonds, Series of May 1996,
                  5.75%, 2017                          4,190,000
 2,500,000      Illinois State Sales Tax Revenue,
                  Series V, 6.375%, 2017               2,775,000
 1,000,000      Palatine, Illinois Corporate Purpose
                  General Obligation Bonds,
                  Series 1985, 9.90%, 2016             1,106,250
                                                     -----------
                                                      19,637,981
                                                     -----------

              INDIANA (3.0%)
 5,335,000      Indiana State Toll Road Commission
                  East-West Toll Road Revenue Bonds,
                  Series 1980, 9.00%, 2015             7,482,338
                                                     -----------

              KENTUCKY (1.4%)
 3,250,000      Jefferson County, Kentucky Jewish
                  Hospital Healthcare Services
                  Health Facilities Revenue Bonds,
                  Series 1995, 6.50%, 2015             3,501,875
                                                     -----------

              MASSACHUSETTS (1.8%)
 2,525,000      Massachusetts State General
                  Obligation Bonds Consolidated
                  Loan, Series 1992-B, 6.50%, 2013     2,745,938
 2,000,000      Massachusetts State Special
                  Obligation Refunding Bonds,
                  1997 Series A,
                  5.00%, 2017                          1,940,000
                                                     -----------
                                                       4,685,938
                                                     -----------

              MICHIGAN (3.4%)
 3,500,000      Cheboygan, Michigan Area Schools
                  General Obligation Unlimited Tax,
                  5.60%, 2021                          3,578,750
 3,500,000      Michigan State General Obligation
                  Bonds, Environmental Protection
                  Program, Series 1992,
                  6.25%, 2012                          3,976,875
 1,150,000      University of Michigan Higher
                  Education Housing Revenue Bonds,
                  Series 1996A, 5.125%, 2015           1,144,250
                                                     -----------
                                                       8,699,875
                                                     -----------

              MINNESOTA (2.4%)
 2,055,000      Minnesota Housing Finance Agency
                  Rental Housing Revenue Bonds,
                  1995 Series D, 5.90%, 2015           2,144,906
 3,735,000      Minnesota State Housing Finance
                  Agency Single Family Mortgage
                  Revenue Bonds, Series 1994 K,
                  6.40%, 2015                          3,977,775
                                                     -----------
                                                       6,122,681
                                                     -----------

PRINCIPAL         SECURITY                                 VALUE
              LONG-TERM MUNICIPAL SECURITIES (CONTINUED)

MISSOURI (0.9%)
$2,000,000      Missouri State Environmental
                  Improvement & Energy Resources
                  Authority Water Pollution Control
                  Revenue Bonds, 6.55%, 2014         $ 2,165,000
                                                     -----------

              NEBRASKA (2.1%)
 5,000,000      Nebraska Public Power District
                  Power Supply System Revenue
                  Bonds, Series 1993, 6.125%, 2015     5,362,500
                                                     -----------

              NORTH CAROLINA (13.9%)
 1,000,000      Appalachian State University Student
                  Fee Refunding Bonds, Series 1998,
                  5.00%, 2018                            971,250
 1,000,000      Appalachian State University Student
                  Fee Refunding Bonds, Series 1998,
                  5.00%, 2024                            956,250
 5,000,000      Charlotte-Mecklenberg, Hospital
                  Authority Health Care Revenue
                  Bonds, Series 1997 A,
                  5.125%, 2022                         4,850,000
 1,000,000       North Carolina Medical Care
                  Commission Hospital Revenue Bonds
                  (Duke University Hospital Project),
                  Series 1996 C, 5.25%, 2017             993,750
 1,500,000      Gastonia, North Carolina - Combined
                  Utilities System Revenue Bonds,
                  Series 1998, 4.75%, 2015             1,436,250
 3,250,000      North Carolina Medical Care Commission
                  Hospital Revenue Bonds
                  (Rex Healthcare), Series 1998
                  5.00%, 2017                          3,144,375
 1,000,000      North Carolina Educational Facilities
                  Finance Agency Revenue Bonds
                  (Wake Forest University) Series 1997,
                  5.00%, 2017                            962,500
 3,460,000      North Carolina Housing Finance
                  Agency Multi-Family Revenue
                  Refunding Bonds, Series H,
                  5.95%, 2021                          3,641,650
 1,985,000      North Carolina Housing Finance
                  Agency Single-Family Revenue
                  Bonds, Series AA, 6.25%, 2017        2,116,506
 2,185,000      North Carolina Housing Finance
                  Agency Single-Family Revenue
                  Bonds, Series GG, 5.90%, 2013        2,299,713
 1,670,000      North Carolina Housing Finance
                  Agency Single-Family Revenue
                  Bonds, Series J, 7.40%, 2022         1,736,800
 1,560,000      North Carolina Housing Finance
                  Authority Single-Family Revenue
                  Bonds, Series N, 7.40%, 2028         1,643,850
 1,995,000      North Carolina Medical Care
                  Commission Health Care Revenue
                  Refunding Bonds, (Nuvant Health
                  Project) Series 1998 A, 5.00%, 2018  1,920,188
 2,000,000      North Carolina Medical Care Commission
                  Hospital Revenue Refunding Bonds,
                  (NC Baptist Hospitals Project),
                  Series 1992 A,  6.375%, 2014         2,145,000
 2,000,000      University of North Carolina Greensboro
                  Student Facilities System Revenue
                  Bonds, Series C, 5.125%, 2018        1,972,500
 1,080,000      University of North Carolina at
                  Chapel Hill Dining System Revenue
                  Bonds, Series A, 5.40%, 2016         1,104,300
 1,140,000      University of North Carolina at
                  Chapel Hill Dining System Revenue
                  Bonds, Series 1997, 5.40%, 2017      1,161,375

PRINCIPAL       SECURITY                              VALUE

              LONG-TERM MUNICIPAL SECURITIES (CONTINUED)
NORTH CAROLINA (CONTINUED)
$2,210,000      University of North Carolina
                  Wilmington Student Fee Revenue
                  Bonds, (Student Recreation Center)
                  Series 1998, 5.15%, 2019        $    2,174,087
                                                     -----------
                                                      35,230,344
                                                     -----------

              OHIO (1.8%)
 1,100,000      Franklin County, Ohio Hospital
                  Refunding and Improvement
                  Revenue Bonds (The Children's
                  Hospital Project), 1996 Series A,
                  5.75%, 2020                          1,138,500
 1,220,000      Ohio Housing Finance Agency Mortgage
                  Revenue Bonds Residential Mortgage
                  Backed Securities, Series A-1,
                  5.70%, 2017                          1,258,125
 2,000,000      Ohio Turnpike Commission Turnpike
                  Revenue Bonds, 1996 Series A,
                  5.70%, 2017                          2,082,500
                                                     -----------
                                                       4,479,125
                                                     -----------

              PENNSYLVANIA (6.4%)
 2,000,000      Pennsylvania General Obligation
                  Bonds, Second Series of 1995,
                  5.00%, 2012                          1,992,500
 4,500,000      Pennsylvania Higher Educational
                  Facilities Authority, The University
                  of Pennsylvania Health Services
                  Revenue Bonds, Series A of 1996,
                  5.875%, 2015                         4,713,750
 1,500,000      Pennsylvania Housing Finance
                  Agency Rental Housing Refunding
                  Revenue Bonds, Issue 1992,
                  6.25%, 2007                          1,591,875
 4,055,000      Pennsylvania Housing Finance
                  Agency Rental Housing Refunding
                  Revenue Bonds, Issue 1992,
                  6.40%, 2012                          4,318,575
 2,000,000      Pennsylvania State Turnpike
                  Commission Oil Franchise Tax
                  Revenue, Series A, 6.00%, 2014       2,140,000
 1,500,000      Pittsburgh, Pennsylvania Water
                  and Sewer Authority, Water and
                  Sewer System First Lien Revenue
                  Bonds, Series A of 1995,
                  5.50%, 2015                          1,588,125
                                                     -----------
                                                      16,344,825
                                                     -----------

              SOUTH CAROLINA (5.9%)
 4,980,000      Charleston, South Carolina
                  Waterworks & Sewer System
                  Refunding & Capital Improvement
                  Revenue Bonds, Series 1991,
                  6.00%, 2018                          5,285,025
 3,610,000      Greenville, South Carolina Hospital
                  System Revenue Bonds Hospital
                  Facilities, Series B,
                  5.25%, 2017                          3,605,488
 2,075,000      South Carolina State Housing
                  Finance & Development Authority
                  Homeownership Mortgage Purchase
                  Bonds, Series 1994 A,
                  6.375%, 2016                         2,186,531
 1,500,000      South Carolina State Housing Finance &
                  Development Authority Multi-Family
                  Development Revenue Refunding,
                  Series 1992-A, 6.875%, 2023          1,588,125

                    STATEMENT OF INVESTMENTS - NATIONWIDE(R)
              TAX-FREE INCOME FUND - APRIL 30, 1998 - (UNAUDITED)
 PRINCIPAL        SECURITY                                 VALUE
              LONG-TERM MUNICIPAL SECURITIES (CONTINUED)
SOUTH CAROLINA (CONTINUED)
$1,205,000      Spartanburg, South Carolina Water
                  System Improvement & Refunding
                  Revenue Bonds, Series 1992,
                  6.25%, 2017                        $ 1,299,894
 1,000,000      Spartanburg, South Carolina Water
                  System Revenue Bonds,
                  Series 1996, 6.10%, 2021             1,103,750
                                                     -----------
                                                      15,068,813
                                                     -----------

              SOUTH DAKOTA (0.6%)
 1,500,000      South Dakota Health and Educational
                  Facilities Authority Revenue Refunding
                  Bonds, Series 1998, 5.00%, 2022      1,423,125

              TENNESSEE (1.4%)
1,360,000       Nashville & Davidson County,
                  Tennessee Health & Educational
                  Facilities Revenue Bonds,
                  Series 1979, 7.875%, 2004       $    1,518,100
 1,000,000      Shelby County, Tennessee General
                  Obligation Public Improvement Bonds,
                  1996 Series A, 5.85%, 2017           1,083,750
 1,000,000      Shelby County, Tennessee General
                  Obligation School Bonds,
                  Series 1996A, 5.875%, 2019           1,085,000
                                                     -----------
                                                       3,686,850
                                                     -----------

              TEXAS (17.8%)
 1,025,000      Amarillo, Texas Junior College District General
                  Obligation Bonds Limited,
                  5.125%, 2015                         1,018,594
 1,140,000      Arlington, Texas Certificates of General
                  Obligation Limited, 5.00%, 2019      1,087,275
 2,325,000      Beaumont Independent School District,
                  Texas Unlimited Tax School Building,
                  Series 1996, 5.00%, 2016             2,263,969
 1,000,000      Carrollton-Farmers Branch Independent
                  School District, Texas General
                  Obligation Permanent School Fund
                  Guarantee, Series 1996, 5.70%, 2017  1,025,000
 1,235,000      Cedar Park, Texas General Obligation
                  Bonds Unlimited, 5.25%, 2016         1,235,000
 1,000,000      Corsicana, Texas,  Independent
                  School District Building Unlimited
                  Tax Bonds, Series 1998, 5.10%, 2018    972,500
 1,100,000      Cypress-Fairbanks Independent
                  School District, Texas General
                  Obligation Permanent School Fund
                  Guarantee, Series 1996,
                  5.375%, 2019                         1,155,000
 3,465,000      Dayton, Texas Independent School
                  District Unlimited Tax School Building
                  and Refunding Bonds, Series 1996,
                  5.375%, 2017                         3,482,325
 2,300,000      Fort Bend Independent School District,
                  Texas General Obligation Permanent
                  School Fund Guarantee, Series 1996,
                  5.00%, 2018                          2,208,000
 1,350,000      Fort Worth, Texas General Purpose Bonds,
                  Series 1997,  5.625%, 2017           1,387,125
 5,325,000      Harris County, Texas Health Facilities
                  Revenue Bonds School Health Care
                  System, Series B, 5.75%, 2027        5,518,030
 2,500,000      Houston Independent School District,
                  Texas Limited Tax School Refunding
                  Bonds, Series 1997,
                  5.375%, 2017                         2,512,500
PRINCIPAL         SECURITY                                 VALUE
              LONG-TERM MUNICIPAL SECURITIES (CONTINUED)
TEXAS (CONTINUED)
$1,000,000      Houston, Texas Water & Sewer Junior
                  Lien Revenue Refunding, Series 1991-C,
                  6.375%, 2017                        $1,070,000
 1,245,000      Lower Colorado River Authority Texas
                  Junior Lien Refunding Revenue Bonds,
                  Series 1992 (ETM),
                  6.00%, 2017                          1,378,838
 1,165,000      Lower Colorado River Authority Texas
                  Junior Lien Refunding Revenue
                  Bonds, Series 1992 (Unrefunded),
                  6.00%, 2017                          1,205,775
 4,000,000      San Antonio, Texas General
                  Improvement and Refunding Bonds,
                  Series 1996 A, 5.00%, 2016           3,860,000
 2,000,000      Texas A&M University System Board of
                  Regents Revenue Financing System Bonds,
                  Series 1996, 5.375%, 2014            2,032,500
 3,175,000      Texas State Water Development Bonds,
                  Series 1994, 6.90%, 2017             3,536,156
 2,810,000      Texas Water Development Board State
                  Revolving Fund Senior Lien Revenue
                  Bonds, Series 1997 A, 5.25%, 2019    2,820,538
 1,500,000      Travis County, Texas Health Facilities
                  Development Corporation Hospital
                  Revenue Bonds, Series 1998 A,
                  5.125%, 2024                         1,432,500
 1,000,000      Uvalde, Texas Consolidated Independent
                  School District Unlimited Tax School
                  Building Bonds, Series 1998,
                  5.00%, 2017                            965,000
 2,655,000      Weatherford, Texas Independent School
                  District Unlimited Tax School Building
                  and Refunding Bonds, Series 1994,
                  6.50%, 2015                          2,953,688
                                                     -----------
                                                      45,120,313
                                                     -----------

              UTAH (0.4%)
 1,080,000      Intermountain Power Agency, Utah
                  Power Supply Revenue Refunding
                  Bonds, Series 1993-A, 5.50%, 2020    1,082,700

              VIRGINIA (10.3%)
   940,000      Fairfax County, Virginia Water
                  Authority Water Refunding Revenue
                  Series 1992, 6.00%, 2022               999,925
 4,250,000      Henrico County, Virginia Water and
                  Sewer System Refunding Revenue
                  Bonds, Series 1994, 5.875%, 2014     4,414,688
 5,500,000      Virginia Housing Development
                  Authority Commonwealth Mortgage
                  Bonds, Series 1992 A,
                  7.10%, 2022                          5,836,875
 2,000,000      Virginia Housing Development
                  Authority Commonwealth Mortgage
                  Bonds, Series 1992 C Subseries C-7,
                  6.30%, 2015                          2,092,500
 1,000,000      Virginia Housing Development
                  Authority Commonwealth Mortgage
                  Bonds, Series 1995 B Subseries B-3,
                  6.35%, 2015                          1,072,500
 1,930,000      Virginia Housing Development
                  Authority Commonwealth Mortgage
                  Bonds, Series 1995 B Subseries B-3,
                  6.35%, 2016                          2,069,925
 1,080,000      Virginia Housing Development
                  Authority Commonwealth Mortgage
                  Bonds, Series 1995-D, Subseries D-1,
                  5.95%, 2013                          1,117,800

                    STATEMENT OF INVESTMENTS - NATIONWIDE(R)
              TAX-FREE INCOME FUND - APRIL 30, 1998 - (UNAUDITED)

 PRINCIPAL        SECURITY                                 VALUE
              LONG-TERM MUNICIPAL SECURITIES (CONTINUED)

              VIRGINIA (CONTINUED)
$1,000,000      Virginia Housing Development
                  Authority Commonwealth Mortgage
                  Bonds, B-B2, 6.50%, 2010             1,103,750
 2,650,000      Virginia Public School Authority
                  General Obligation Bonds,
                  Series 1996 B, 5.125%, 2017          2,623,500
 2,000,000      Virginia Public School Authority
                  School Financing Bonds
                  (1991 Resolution), Series 1994 A,
                  6.20%, 2013                          2,187,500
 2,595,000      Virginia Public School Authority School
                  Financing Bonds (1991 Resolution),
                  Series 1995 C, 5.00%, 2016           2,546,343
                                                     -----------
                                                      26,065,306
                                                     -----------

              WASHINGTON (4.4%)
 1,500,000      King County, Washington Limited General
                  Obligations Refunding Bonds,
                  Series 1996 C, 5.25%, 2021           1,486,875
 6,150,000      Seattle, Washington Water System
                  and Refunding Revenue Bonds,
                  Series 1993, 5.50%, 2018             6,273,000
 3,500,000      Washington State Motor Vehicle Fuel
                  Tax General Obligation Bonds,
                  Series 1997 D, 5.375%, 2022          3,521,875
                                                     -----------
                                                      11,281,750

              WISCONSIN (2.9%)
$1,000,000      Wisconsin Housing and Economic
                  Development Authority Home
                  Ownership Revenue Bonds,
                  Series A, 5.65%, 2010           $    1,061,250
 2,000,000      Wisconsin State General Obligation,
                  Series 1992-A, 6.30%, 2011           2,137,500
 1,500,000      Wisconsin State Transportation
                  Revenue Bonds, Series A, 1994,
                  5.50%, 2011                          1,526,250
 2,500,000      Wisconsin State Transportation
                  Revenue Bonds, Series A,
                  5.50%, 2012                          2,559,375
                                                     -----------
                                                       7,284,375
                                                     -----------

TOTAL LONG-TERM MUNICIPAL SECURITIES
  (cost $240,931,431)                              $ 253,943,169
                                                   =============

--------------------
Cost also represents cost for federal income tax purposes.

Portfolio holding percentages represent market value as a percentage of net assets.

See accompanying notes to financial statements.


Distribution of investments by industry, as a percentage of total investment in securities at value, is as follows:

 INDUSTRY                             MARKET VALUE       PERCENT
County/City/School Districts       $  21,239,006           8.37%
Education                             23,261,181           9.16%
Electric Utilities                    14,873,887           5.86%
Hospitals                             31,327,806          12.34%
Housing                               56,130,750          22.09%
Miscellaneous                          7,036,125           2.77%
Political Subdivisions - City/County  17,529,625           6.91%
State Territories and Possessions     34,249,594          13.48%
Transportation                        15,790,463           6.22%
Water, Sewer and Combined Utilities   32,504,732          12.80%
----------------------------------------------------------------
                                    $253,943,169         100.00%
================================================================

NATIONWIDE(R) INVESTING FOUNDATION II
                    NATIONWIDE(R) U.S. GOVERNMENT INCOME FUND

                              MANAGEMENT DISCUSSION
                               OF FUND PERFORMANCE

The Nationwide U.S. Government Income Fund's total return for the six-month period ended April 30, 1998, was 2.87% (without sales charge) assuming all distributions were reinvested, while the Merrill Lynch Government Master Index returned 3.59%.

The economy continued to perform exceptionally well in this six-month period with scant evidence of inflation. This conundrum has left Federal Reserve members on hold as they continue to wait for signs of a slowing economy or pick up in inflation before acting. The result of this is a range-bound Treasury market. Intermediate Treasury yields fell slightly during this period, finishing in a range of 5.56%-5.67%, while the 30-year Treasury yield declined to 5.95% from 6.15%.

While most sectors of the government market performed in line with expectations, the premium Collateralized Mortgage Obligation (CMO) market under performed the overall market as homeowners prepaid their mortgages faster than expected. The Fund had a fairly high weighting in this sector which hurt returns. These holdings appear to be undervalued by the market now, and should provide good returns going forward.

During the period, STRIPS (Separate Trading of Registered Interest and Principal of Securities) were purchased to lengthen the Fund and help offset the faster prepayments on premium CMO holdings. In addition, some of the CMO positions which had an unfavorable risk/reward profile were eliminated. The proceeds were placed in long Treasury bonds and noncallable Agencies, which had grown to historically wide levels.

Fund holdings consist of 48% in CMOs, down from 80%, 47% in Treasuries and Agencies, and 5% in Repurchase Agreements.

PORTFOLIO MANAGERS:
WAYNE T. FRISBEE, CFA
GARY R. HUNT, MBA

                              PORTFOLIO COMPOSITION

                                   PIE CHART:
Mortgage-Backed Securities 47.2%
Repurchase Agreements 5.1%
U.S. Government and Agency Long-Term Obligations 47.0%

FUND VALUE        $45,089,674

                     AVERAGE ANNUAL (COMPOUND) TOTAL RETURN

                    $1,000            $100             $1,000
                   LUMP SUM          MONTHLY          LUMP SUM
                  INVESTMENT       INVESTMENT        INVESTMENT
     YEARS          W/O SC*          W/O SC*           W/SC**

       1            10.19%            7.96%             6.14%
       5             6.54%            7.59%             6.51%
     Life            7.06%            7.34%             7.10%
(6 years, 2 months)

* For periods ended 4/30/98. These returns do not reflect the effects of sales charges.
** For periods ended 3/31/98. Assumes the applicable contingent deferred sales charge (CDSC) was paid on withdrawals, which has the most dramatic effect on the one-year performance figures. The CDSC declines from 5% in the first year to 0% after 5 years.

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results.

     STATEMENT OF INVESTMENTS - NATIONWIDE(R) U.S. GOVERNMENT INCOME FUND -
                          APRIL 30, 1998 - (UNAUDITED)
PRINCIPAL         SECURITY                                 VALUE
              MORTGAGE BACKED SECURITIES (47.2%)
$4,755,524      FHLMC REMIC Series 1462,
                  Class PT, 7.50%, 1/15/03        $    4,885,787
 3,000,000      FHLMC REMIC Series 1313,
                  Class G, 7.25%, 6/15/07              3,074,790
 1,000,000      FHLMC REMIC Series 1512,
                  Class HB, 6.50%, 2/15/08             1,008,181
 5,000,000      FHLMC REMIC Series 1560,
                  Class PN, 7.00%, 12/15/12            5,159,775
 3,437,917      FHLMC REMIC Series 31,
                  Class E, 7.55%, 05/15/20             3,539,624
 1,307,326      FNMA REMIC Series 92-126,
                  Class VB, 8.00%, 07/25/02            1,354,312
   289,677      FNMA REMIC Series 1988-25,
                  Class B, 9.25%, 10/25/18               310,233
 1,837,977      FNMA REMIC Series 1990-7,
                  Class B, 8.50%, 1/25/20              1,935,489
                                                     -----------
TOTAL MORTGAGE BACKED SECURITIES
 (cost $20,605,353)                                   21,268,191
                                                     -----------

              U.S. GOVERNMENT AND AGENCY OBLIGATIONS (47.0%)
 2,950,000        Federal Farm Credit,
                    5.68%, 03/12/01                    2,941,725
 3,000,000        FHLMC, 5.98%, 12/08/05               3,008,658
 4,000,000        FNMA MT, 7.35%, 03/28/05             4,318,156
 1,550,000        FNMA MT, 7.26%, 10/05/05             1,552,027
 2,000,000        Resolution Funding STRIPS,
                    00.00%, 07/15/07                   1,163,378
 2,000,000        Resolution Funding STRIPS,
                    00.00%, 07/15/13                     788,858
 7,500,000        Resolution Funding STRIPS,
                    00.00%, 10/15/13                   2,909,468
 3,000,000        U.S. Treasury Bond,
                    7.50%, 11/15/16                    3,489,375
 1,000,000        U.S. Treasury Note,
                    6.625%, 07/31/01                   1,028,437
                                                     -----------

TOTAL GOVERNMENT OBLIGATIONS (cost $20,939,305)       21,200,082
                                                     -----------

 PRINCIPAL        SECURITY                                 VALUE
              REPURCHASE AGREEMENT (5.1%)
$2,303,000      UBS SECURITIES 5.46%, due 05/01/98
                  Collateralized by $2,303,000
                  U.S. Treasury Note,
                  6.75%, 08/15/26, market value
                  $2,349,375 (cost $2,303,000)       $ 2,303,000
                                                     -----------

TOTAL INVESTMENTS (cost $43,847,658)                 $44,771,273
                                                     ===========


---------------------
The abbreviations in the above statement stand for the following:
  FNMA         Federal National Mortgage Association
  FHLMCFederal Home Loan Mortgage Corporation
  REMIC        Real Estate Mortgage Investment Conduit
  STRIPS       Separate Trading of Registered Interest and Prinicipal
               of Securities

Cost also represents cost for federal income tax purposes.

Portfolio holding percentages represent market value as a percentage of net assets.

See accompanying notes to financial statements.

NATIONWIDE(R) INVESTING FOUNDATION
                         NATIONWIDE(R) MONEY MARKET FUND
                              MANAGEMENT DISCUSSION
                               OF FUND PERFORMANCE

The net assets of Nationwide Money Market Fund were $895.2 million on April 30, 1998. The Fund has performed better than its benchmark, the Consumer Price Index for the past 10 years. For the past 12 months, the Fund's return was 5.18% versus 1.50% for the Consumer Price Index.

The inflation rate for the first quarter of 1998 was zero.
We are in the eighth year of economic expansion. The employment situation is the best it has been in 25 years. For example, in Central Ohio, the rate of unemployment is below 3%. The Securities markets are nervous that borrowing costs may increase in the coming months, and scrutinize all remarks made by Allan Greenspan, Chariman of the Federal Reserve. The Federal Funds rate is 5.50%. This rate last changed in the first quarter of 1997.

Your Fund continues to keep a very diversified, liquid investment portfolio. The dollar-weighted average maturity of the Fund remains between 35-45 days. Prime Commercial Paper provides the best risk/return profile, accounting for its dominant portfolio weighting.

PATRICIA A. MYNSTER - PORTFOLIO MANAGER

                              PORTFOLIO COMPOSITION

                                   PIE CHART:
U.S. Government and Agency Obligations 3.3%
Canadian Government and Provincial 2.7%
Commercial Paper 94.9%

FUND VALUE        $895,221,166

                     AVERAGE ANNUAL (COMPOUND) TOTAL RETURN

                           $1,000                     $100
                          LUMP SUM                   MONTHLY
     YEARS               INVESTMENT*               INVESTMENT*

       1                    5.18%                     5.16%
       5                    4.55%                     4.98%
      10                    5.41%                     4.82%
7 Day Current Yield (at 4/30/98): 5.04%

*For periods ended 4/30/98. There are no sales charges in the Nationwide(R) Money Market Fund.

An investment in the Money Market Fund is neither insured nor guaranteed by the U.S. government and there can be no assurance that it will be able to maintain a stable net asset value of $1.00 per share.

                    STATEMENT OF INVESTMENTS - NATIONWIDE(R)
                MONEY MARKET FUND - APRIL 30, 1998 - (UNAUDITED)
PRINCIPAL         SECURITY                                 VALUE
              CANADIAN OBLIGATIONS (2.7%)
                British Columbia (Providence Of)
$10,000,000       5.41%, 06/01/98                 $    9,953,414
                Export Development
  4,400,000       5.47%,05/08/98                       4,395,320
 10,000,000       5.45%,06/08/98                       9,942,472
                                                     -----------

TOTAL CANADIAN OBLIGATIONS
  (Cost $24,291,206)                                  24,291,206
                                                     -----------

              COMMERCIAL PAPER (94.9%)
              AGRICULTURE/FINANCE (1.1%)
                Deere, John Capital
10,000,000        5.48%,07/02/98                       9,905,622
                                                     -----------

              AGRICULTURE/SUPPLIES (2.7%) Deere & Co.
 16,913,000       5.52%, 05/11/98                     16,887,067
  7,000,000       5.48%, 06/15/98                      6,952,050
                                                     -----------
                                                      23,839,117
                                                     -----------

              AUTO/FINANCE (6.0%)
                Ford Motor Credit Co.
   672,000        5.52%, 05/08/98                        671,279
 5,000,000        5.50%, 05/15/98                      4,989,306
10,000,000        5.45%, 05/20/98                      9,971,236
 7,916,000        5.48%, 06/15/98                      7,861,775
                General Motors Acceptance Corp.
 6,000,000        5.50%, 05/04/98                      5,997,250
 9,000,000        5.53%, 05/07/98                      8,991,705
15,000,000        5.51%, 05/18/98                     14,960,971
                                                     -----------
                                                      53,443,522
                                                     -----------

              BANKS (8.4%)
                Banc One Corp.
10,000,000        5.50%, 05/11/98                      9,984,722
                Morgan (J.P.) & Co.
 3,000,000        5.53%, 05/08/98                      2,996,774
 1,777,000        5.40%, 06/19/98                      1,763,939
 5,000,000        5.33%, 07/17/98                      4,942,999
                National City Credit
20,000,000        5.50%, 05/01/98                     20,000,000
 5,000,000        5.51%, 05/14/98                      4,990,052
                SunTrust Banks, Inc.
 5,000,000        5.50%, 05/06/98                      5,000,000
15,000,000        5.50%, 06/12/98                     14,903,750
                Toronto-Dominion USA
 6,026,000        5.47%, 05/15/98                      6,013,181
 4,400,000        5.47%, 06/23/98                      4,364,567
                                                     -----------
                                                      74,959,984
                                                     -----------

              BROKER/DEALERS (14.8%)
                Bear Stearns Co.
10,000,000        5.50%, 06/04/98                      9,949,055
 2,000,000        5.51%, 06/05/98                      1,989,286
 5,000,000        5.45%, 07/06/98                      4,950,042
 6,000,000        5.50%, 07/10/98                      5,935,833
10,000,000        5.51%, 07/17/98                      9,882,147
                Goldman Sachs Group
 7,117,000        5.48%, 05/04/98                      7,113,750
 5,000,000        5.42-5.50%, 05/14/98                 4,990,069
 4,000,000        5.48%, 05/15/98                      3,991,476
15,087,000        5.47%, 05/29/98                     15,022,813
                Merrill Lynch & Co.
13,500,000        5.45%, 05/05/98                     13,491,825
 5,000,000        5.49-5.5%, 05/27/98                  4,980,175
 7,029,000        5.53%, 06/26/98                      6,968,535
 5,000,000        5.48%, 07/02/98                      4,952,811
 4,000,000        5.49%, 07/20/98                      3,951,200

 PRINCIPAL        SECURITY                                 VALUE
              COMMERCIAL PAPER  (CONTINUED)
              BROKER/DEALERS (CONTINUED)
                Morgan Stanley Group
$10,000,000       5.48%, 07/13/98                 $    9,888,878
  11,790,000      5.49%, 07/20/98                     11,646,162
  13,194,000      5.49%, 07/21/98                     13,031,021
                                                     -----------
                                                     132,735,078
                                                     -----------

              CHEMICALS (6.6%)
                Monsanto Co.
  17,319,000      5.52%, 05/07/98                     17,303,066
  10,000,000      5.50%, 05/14/98                      9,980,139
    3,000,000     5.50%, 06/01/98                      2,985,792
    2,600,000     5.48%, 06/26/98                      2,577,836
                PPG Industries, Inc.
  26,500,000      5.51%, 06/30/98                     26,256,642
                                                     -----------
                                                      59,103,475
                                                     -----------

              CONSUMER PRODUCTS (2.6%)
                Clorox Co.
    8,000,000     5.50%, 05/29/98                      7,965,778
  15,000,000      5.50%, 06/03/98                     14,924,375
                                                     -----------
                                                      22,890,153
                                                     -----------

              CONSUMER SALES FINANCE (14.7%)
                American Express Credit Corp.
    2,600,000     5.50%, 05/06/98                      2,598,014
    8,000,000     5.50%, 05/12/98                      7,986,556
    5,353,000     5.50-5.51%, 05/20/98                 5,337,461
    3,000,000     5.49-5.50%, 05/22/98                 2,990,392
    8,000,000     5.48%, 06/02/98                      7,961,031
    4,000,000     5.47%, 06/09/98                      3,976,297
                Associates Corp. of North America
  12,000,000      5.51%, 05/13/98                     11,977,960
    4,000,000     5.48%, 05/19/98                      3,989,040
    6,913,000     5.47%, 06/16/98                      6,864,682
                Avco Financial Services, Inc.
    5,000,000     5.49%, 05/04/98                      4,997,712
    9,000,000     5.43%, 05/06/98                      8,993,213
    5,000,000     5.52%, 05/15/98                      4,989,267
  10,000,000      5.48%, 07/22/98                      9,875,178
                Commercial Credit Corp.
  15,000,000      5.52%, 05/01/98                     15,000,000
    8,000,000     5.50-5.51%, 05/08/98                 7,991,429
    3,000,000     5.50%, 05/18/98                      2,992,208
    8,000,000     5.49%, 06/05/98                      7,957,300
                Norwest Financial, Inc.
  15,000,000      5.51%, 05/19/98                     14,958,675
                                                     -----------
                                                     131,436,415
                                                     -----------

              DATA SERVICES (2.0%)
                First Data Corp.
    8,000,000     5.54%, 05/05/98                      7,995,075
  10,000,000      5.50%, 05/26/98                      9,961,806
                                                     -----------
                                                      17,956,881
                                                     -----------

              DIVERSIFIED FINANCE  (3.2%)
                General Electric Capital Corp.
    4,000,000     5.66%, 05/04/98                      3,998,113
    6,667,000     5.52%, 05/22/98                      6,645,532
    9,000,000     5.51%, 05/26/98                      8,965,563
    3,000,000     5.48%, 05/27/98                      2,988,127
    6,000,000     5.52%, 06/04/98                      5,968,720
                                                     -----------
                                                      28,566,055
                                                     -----------

                    STATEMENT OF INVESTMENTS - NATIONWIDE(R)
                MONEY MARKET FUND - APRIL 30, 1998 - (UNAUDITED)
PRINCIPAL     SECURITY                            VALUE
              COMMERCIAL PAPER (CONTINUED)
              ELECTRICAL EQUIPMENT (1.9%)
                Johnson Controls, Inc.
$10,000,000       5.53%, 05/13/98                 $    9,981,567
  7,450,000       5.53%, 06/02/98                      7,413,379
                                                     -----------
                                                      17,394,946
                                                     -----------

              ENTERTAINMENT (0.6%)
                Walt Disney Co.
  5,378,000       5.43%,05/21/98                       5,361,776
                                                     -----------

              FINANCIAL SERVICE/UTILITIES (3.4%)
                National Rural Utilities Cooperative Finance Corp.
  5,000,000      5.45-5.50%,05/18/98                   4,987,014
  5,000,000      5.47%, 06/08/98                       4,971,130
  2,000,000      5.50%, 06/11/98                       1,987,472
 10,000,000      5.46%, 07/14/98                       9,887,767
 10,000,000      5.48%, 07/16/98                       9,884,311
                                                     -----------
                                                      31,717,694
                                                     -----------

              FOOD & BEVERAGE (3.6%)
                Campbell Soup Co.
  8,830,000      5.51%, 05/28/98                       8,793,510
                Heinz "HJ" Co.
  3,000,000      5.49%, 05/05/98                       2,998,170
 10,000,000      5.51%, 05/13/98                       9,981,633
  1,400,000      5.48%, 05/28/98                       1,394,246
  9,160,000      5.48%, 06/03/98                       9,113,986
                                                     -----------
                                                      32,281,545
                                                     -----------

              HEAVY EQUIPMENT/FINANCE (0.4%)
                Caterpillar Financial Services, Inc.
  3,648,000       5.50%, 05/08/98                      3,644,099
                                                     -----------

              INSURANCE (5.3%) Marsh & McLennan Co.
  11,302,000      5.50-5.51%, 05/28/98                11,255,294
  10,902,000      5.47-5.50%, 07/09/98                10,787,362
                MetLife Funding, Inc.
  10,000,000      5.50%, 05/27/98                      9,960,278
   5,331,000      5.48%, 06/05/98                      5,302,598
   5,000,000      5.48%, 06/10/98                      4,969,555
   5,000,000      5.48%, 06/16/98                      4,964,989
                                                     -----------
                                                      47,240,076
                                                     -----------

              LEASE/FINANCE (2.6%) IBM Credit Corp.
   8,000,000      5.50%, 05/21/98                      7,975,556
  10,000,000      5.47%, 05/28/98                      9,958,975
   5,325,000      5.46%, 06/19/98                      5,285,426
                                                     -----------
                                                      23,219,957
                                                     -----------

              MISCELLANEOUS MANUFACTURING (0.4%)
                Allied Signal, Inc.
    3,406,000     5.51%, 05/05/98                      3,403,915
                                                     -----------

              OFFICE EQUIPMENT & SUPPLIES (0.7%)
                Pitney Bowes Credit
    6,390,000     5.47%, 07/01/98                      6,330,774
                                                     -----------

 PRINCIPAL        SECURITY                                 VALUE
              COMMERCIAL PAPER (CONTINUED)
              OIL & GAS (1.7%)
                Chevron Transportation
$5,000,000        5.46%, 05/21/98                    $ 4,984,833
 5,000,000        5.49%, 07/07/98                      4,948,913
 5,000,000        5.49%, 07/10/98                      4,946,625
                                                     -----------
                                                      14,880,371
                                                     -----------

              PACKAGING/CONTAINERS (1.5%)
                Bemis Co., Inc.
 7,000,000        5.50%, 06/04/98                      6,963,639
 5,000,000        5.50-5.51%, 05/14/98                 4,990,070
 1,300,000        5.52%, 06/08/98                      1,292,425
                                                     -----------
                                                      13,246,134
                                                     -----------

              PHARMACEUTICALS/PERSONAL CARE (5.8%)
                Abbott Laboratories
 9,600,000        5.45%, 05/14/98                      9,581,107
                Becton Dickinson
 7,700,000        5.51%, 05/27/98                      7,669,358
 7,323,000        5.48%, 06/10/98                      7,278,411
                Glaxo Wellcome
10,000,000        5.49%, 06/01/98                      9,952,935
10,000,000        5.48%, 06/08/98                      9,943,088
                Schering Corp.
 7,798,000        5.48%, 05/12/98                      7,784,943
                                                     -----------
                                                      52,209,842
                                                     -----------

              PREMIUM FINANCE (2.1%)
                A.I. Credit Corp.
 3,000,000        5.50%, 05/05/98                      2,998,166
 6,214,000        5.45%, 05/06/98                      6,209,296
10,000,000        5.47%, 06/18/98                      9,927,067
                                                     -----------
                                                      19,134,529
                                                     -----------

              PRINTING & PUBLISHING (2.8%)
                E.W. Scripps Co.
 5,000,000        5.44%, 05/12/98                      4,991,689
10,000,000        5.49%, 06/08/98                      9,942,050
 3,850,000        5.48%, 06/09/98                      3,827,144
 6,000,000        5.48%, 06/09/98                      5,964,380
                                                     -----------
                                                      24,725,263
                                                     -----------
TOTAL COMMERCIAL PAPER (cost $849,627,223)           849,627,223
                                                     -----------

              U.S.GOVERNMENT AND AGENCY OBLIGATIONS (3.3%)
                Federal Home Loan Mortgage
10,000,000        5.44%, 05/08/98                      9,989,422
10,000,000        5.32%, 06/05/98                      9,948,278
10,000,000      Federal National Mortgage Association
                  5.41%, 06/05/98                      9,947,403
                                                     -----------

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
   (cost $29,885,103)                                 29,885,103
                                                     -----------
TOTAL INVESTMENTS
   (cost $903,803,532)                              $903,803,532
                                                    ============

--------------------
Cost also represents cost for federal income tax purposes. Portfolio holding percentages represent value as a percentage of net assets.


See accompanying notes to financial statements.

                      STATEMENTS OF ASSETS AND LIABILITIES
                          APRIL 30, 1998 - (UNAUDITED)
                                                                                                                       NATIONWIDE(R)
                                              NATIONWIDE(R)                 NATIONWIDE(R)  NATIONWIDE(R)  NATIONWIDE(R)        MONEY
                                                     GROWTH   NATIONWIDE(R)          BOND       TAX-FREE     U.S. GOV'T       MARKET
                                                       FUND           FUND           FUND    INCOME FUND    INCOME FUND         FUND
ASSETS
Investments in securities, at value
  (cost $597,320,578, $1,045,510,308, $120,538,375,
    $240,931,431, $43,847,658 and $903,803,532,
  respectively)                               $980,218,639 $1,985,808,798   $124,170,093  $253,943,169   $ 44,771,273  $903,803,532
Cash                                                13,620      1,761,068             --     3,514,017             --     3,972,732
Receivable for Fund shares sold                  5,032,562       (456,769)        12,498        64,719         26,442    (6,686,733)
Receivable for investment securities sold       17,655,326     30,211,000      4,202,541            --      2,294,586    20,832,000
Accrued interest and dividends receivable          458,367      2,461,369      2,177,356     4,588,893        394,890        64,931
Withholding tax reclaim receivable                  12,860             --             --            --             --            --
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                 1,003,391,374  2,019,785,466    130,562,488   262,110,798     47,487,191   921,986,462
-----------------------------------------------------------------------------------------------------------------------------------

LIABILITIES
Bank loan                                               --             --         41,527            --            166            --
Payable for Fund shares redeemed                   278,638        681,849         24,686       210,463          5,663    11,200,736
Payable for investment securities purchased     23,032,230     41,402,097      1,824,000     7,517,715      2,303,000    14,922,083
Accrued management fees                            398,131        799,954         52,871       135,942         24,158       330,786
Accrued transfer agent fees                         59,399         64,676         11,114        11,507          2,964        58,768
Accrued distribution fees                               --             --             --        41,889          7,433            --
Dividends payable                                   17,245         13,304        102,168       296,065         41,990       173,656
Other accrued expenses                              75,088         80,051         29,413        21,705         12,143        79,267
-----------------------------------------------------------------------------------------------------------------------------------

Total liabilities                               23,860,731     43,041,931      2,085,779     8,235,286      2,397,517    26,765,296
-----------------------------------------------------------------------------------------------------------------------------------

NET ASSETS                                    $979,530,643 $1,976,743,535   $128,476,709  $253,875,512   $ 45,089,674  $895,221,166
===================================================================================================================================

NET ASSETS REPRESENTED BY:
Capital Shares, $1 par value outstanding      $ 56,951,128  $  63,757,974   $ 13,476,131  $ 24,095,387   $  4,370,730  $895,221,487
Capital paid in excess of par value            506,798,171    896,749,392    119,399,637   214,959,300     39,449,201            --
Net unrealized appreciation                    382,898,061    940,298,490      3,631,718    13,011,738        923,615            --
Accumulated undistributed net
  realized gain (loss)                          33,225,523     74,973,256     (8,096,568)    1,809,415        340,235           541
Accumulated undistributed (distributions in excess of)
  net investment income                           (342,240)       964,423         65,791          (328)         5,893          (862)
-----------------------------------------------------------------------------------------------------------------------------------

NET ASSETS                                    $979,530,643  $1,976,743,535  $128,476,709  $253,875,512   $ 45,089,674  $895,221,166
===================================================================================================================================

Shares outstanding (unlimited number of
  shares authorized)                            56,951,128     63,757,974     13,476,131    24,095,387      4,370,730   895,221,487
-----------------------------------------------------------------------------------------------------------------------------------

Net asset value per share                     $      17.20  $       31.00   $       9.53  $      10.54   $      10.32  $       1.00
===================================================================================================================================

Offering price (100%/(100%-Maximum Sales Charge)
  of net asset value adjusted to nearest cent)
  per share*                                  $      18.01  $       32.46   $       9.98  $      10.54   $      10.32  $       1.00
===================================================================================================================================

Maximum sales charge                                  4.50%          4.50%          4.50%           --             --            --
===================================================================================================================================

*For Nationwide Tax-Free Income Fund and U.S. Government Income Fund, redemption price per share varies by length of time shares are held.

See accompanying notes to financial statements.

                            STATEMENTS OF OPERATIONS
                  SIX MONTHS ENDED APRIL 30, 1998 - (UNAUDITED)
                                                                                                                     NATIONWIDE(R)
                                             NATIONWIDE(R)              NATIONWIDE(R)   NATIONWIDE(R)  NATIONWIDE(R)         MONEY
                                                    GROWTH   NATIONWIDE(R)       BOND        TAX-FREE     U.S. GOV'T        MARKET
                                                      FUND           FUND        FUND     INCOME FUND    INCOME FUND          FUND
INVESTMENT INCOME:
INCOME:
Dividends                                      $  3,640,364 $   12,503,272 $       --     $        --     $        --   $        --
Interest                                            774,768      1,901,012  4,318,381       7,222,926       1,456,960    23,982,248
-----------------------------------------------------------------------------------------------------------------------------------

Total income                                      4,415,132     14,404,284  4,318,381       7,222,926       1,456,960    23,982,248
-----------------------------------------------------------------------------------------------------------------------------------

EXPENSES:
Investment management fees                        2,180,824      4,144,558    316,306         826,829         143,259     2,114,165
Distribution fees                                        --             --         --         446,166          77,134            --
Transfer agent fees                                 374,963        442,485     68,974          69,429          18,290       341,595
Shareholders' reports                                38,965         38,395      5,892             257           1,541        11,183
Registration fees                                        --             --         --          11,770           8,375            --
Professional services                                 5,457         11,679        668           1,745             494         6,164
Custodian fees                                       24,156         34,755     12,778           9,860           2,371        25,328
Trustees' fees and expenses                           6,828         17,647      1,271           1,368             221        11,218
Other                                               138,033        163,490     39,003          36,817          11,988       155,826
-----------------------------------------------------------------------------------------------------------------------------------

Total expenses before waived expenses             2,769,226      4,853,009    444,892       1,404,241         263,673     2,665,479
Total waived expenses                                    --             --         --        (191,214)        (33,058)     (211,417)
-----------------------------------------------------------------------------------------------------------------------------------

Net expenses                                      2,769,226      4,853,009    444,892       1,213,027         230,615     2,454,062
-----------------------------------------------------------------------------------------------------------------------------------


NET INVESTMENT INCOME                        $    1,645,906  $   9,551,275  $ 3,873,489  $  6,009,899   $   1,226,345  $ 21,528,186
===================================================================================================================================

NET REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments      $   33,225,523  $  74,973,256  $ 1,426,573  $  2,713,160   $     823,208  $       (562)
Net change in unrealized appreciation           129,041,102    269,677,507     (871,186)   (1,948,520)       (743,854)          --
===================================================================================================================================

Net realized and unrealized gain (loss)
  on investments                                162,266,625    344,650,763      555,387       764,640         79,354           (562)
===================================================================================================================================

NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS                    $  163,912,531  $ 354,202,038  $ 4,428,876  $  6,774,539   $  1,305,699  $  21,527,624
===================================================================================================================================

See accompanying notes to financial statements.

                       STATEMENTS OF CHANGES IN NET ASSETS
                                               NATIONWIDE(R) GROWTH FUND        NATIONWIDE(R) FUND         NATIONWIDE(R) BOND FUND
                                            SIX MONTHS ENDED     YEAR ENDED  SIX MONTHS   YEAR ENDED    SIX MONTHS    YEAR ENDED
                                                                                  ENDED                      ENDED
                                             APRIL 30, 1998     OCTOBER 31,   APRIL 30,   OCTOBER 31,     APRIL 30,  OCTOBER 31,
                                                                                  1998                        1998
                                                 (UNAUDITED)          1997  (UNAUDITED)         1997    (UNAUDITED)        1997
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income                          $   1,645,906  $  5,769,105   $  9,551,275  $ 15,679,007   $ 3,873,489    $8,088,836
Net realized gain on investments                  33,225,523   102,060,567     74,973,256    76,009,135     1,426,573         2,142
Net change in unrealized appreciation
  (depreciation) of investments                  129,041,102    95,167,674    269,677,507   296,992,877      (871,186)    1,831,074
-----------------------------------------------------------------------------------------------------------------------------------

Net increase in net assets resulting
  from operations                                163,912,531   202,997,346    354,202,038   388,681,019     4,428,876     9,922,052

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income                             (1,645,906)   (6,066,772)    (9,770,737)  (15,825,647)   (3,878,170)   (8,085,400)
In excess of net investment income                  (342,240)           --             --            --            --            --
Net realized gain from investment transactions  (101,432,058)  (46,087,353)   (76,009,135)  (59,238,908)           --            --
-----------------------------------------------------------------------------------------------------------------------------------

Decrease in net assets from distributions to
  shareholders                                  (103,420,204)  (52,154,125)   (85,779,872)  (75,064,555)   (3,878,170)   (8,085,400)

CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares                  57,119,124    72,950,910    268,923,923   258,190,771    14,444,652    14,913,782
Net asset value of shares issued
  to shareholders from reinvestment
  of dividends                                   101,875,362    51,457,653     81,309,685    70,531,213     3,241,741     6,679,886
Cost of shares redeemed                          (58,080,285) (112,743,374)   (90,334,143) (152,506,314)  (14,164,802)  (32,278,640)
-----------------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets derived from
  capital share transactions                     100,914,201    11,665,189    259,899,465   176,215,670     3,521,591   (10,684,972)
-----------------------------------------------------------------------------------------------------------------------------------


NET INCREASE (DECREASE) IN NET ASSETS            161,406,528   162,508,410    528,321,631   489,832,134     4,072,297    (8,848,320)
NET ASSETS-BEGINNING OF PERIOD                   818,124,115   655,615,705  1,448,421,904   958,589,770   124,404,412   133,252,732
-----------------------------------------------------------------------------------------------------------------------------------

NET ASSETS-END OF PERIOD                       $ 979,530,643 $ 818,124,115 $1,976,743,535 $1,448,421,904 $128,476,709  $124,404,412
===================================================================================================================================

Undistributed net realized gain (loss) on investments
included in net assets at end of period        $  33,225,523 $ 101,432,058 $   74,973,256 $   76,009,135 $ (8,096,568) $ (9,523,141)
===================================================================================================================================

Undistributed (distributions in excess of)
  net investment income included in net
  assets at end of period                      $   (342,240) $          -- $      964,423 $    1,183,885 $     65,791  $     70,472
===================================================================================================================================

SHARE ACTIVITY:
Shares sold                                        3,500,235     4,900,859      9,389,650     10,843,635    1,508,367     1,606,337
Reinvestment of dividends                          6,943,332     3,793,570      3,045,497      3,363,376      339,688       719,798
Shares redeemed                                   (3,618,299)   (7,721,538)    (3,191,046)    (6,650,915)  (1,481,995)   (3,480,898)
-----------------------------------------------------------------------------------------------------------------------------------

Net increase (decrease) in number of shares        6,825,268       972,891      9,244,101      7,556,096      366,060    (1,154,763)
===================================================================================================================================



See accompanying notes to financial statements.

                       STATEMENTS OF CHANGES IN NET ASSETS
                                                    NATIONWIDE(R)                   NATIONWIDE(R)               NATIONWIDE(R)
                                                TAX-FREE INCOME FUND          U.S. GOV'T INCOME FUND          MONEY MARKET FUND
                                          SIX MONTHS ENDED    YEAR ENDED     SIX MONTHS   YEAR ENDED     SIX MONTHS       YEAR ENDED
                                                                                  ENDED                      ENDED
                                            APRIL 30, 1998    OCTOBER 31,     APRIL 30,   OCTOBER 31,     APRIL 30,     OCTOBER 31,
                                                                                  1998                        1998
                                               (UNAUDITED)          1997    (UNAUDITED)          1997     (UNAUDITED)          1997
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income                      $    6,009,899  $  12,646,632  $   1,226,345  $  2,306,288  $  21,528,186    $38,645,269
Net realized gain (loss) on investments         2,713,160      2,342,626        823,208       (81,299)          (562)         1,103
Net change in unrealized appreciation
  (depreciation) of investments                (1,948,520)     4,275,526       (743,854)    1,146,999             --             --
-----------------------------------------------------------------------------------------------------------------------------------

Net increase in net assets resulting
  from operations                               6,774,539     19,264,784      1,305,699     3,371,988     21,527,624     38,646,372

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income                          (6,009,899)   (12,646,632)    (1,220,452)   (2,306,288)   (21,528,113)   (38,644,882)
In excess of net investment income                   (328)           (87)            --            --             --             --
Paid in capital                                        --             --             --          (437)            --             --
-----------------------------------------------------------------------------------------------------------------------------------

Decrease in net assets from distributions to
  shareholders                                 (6,010,227)   (12,646,719)    (1,220,452)   (2,306,725)   (21,528,113)   (38,644,882)

CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares                8,399,265     16,022,089     14,601,583     5,663,442    657,149,043  1,058,258,745
Net asset value of shares issued
   to shareholders from reinvestment
   of dividends                                 4,221,925      8,939,393        945,846     1,727,803     20,553,452     36,945,028
Cost of shares redeemed                       (15,996,292)   (39,735,005)   (11,870,788)   (6,625,927)  (603,138,245)(1,004,047,620)
-----------------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets derived from
  capital share transactions                   (3,375,102)   (14,773,523)     3,676,641       765,318     74,564,250     91,156,153
-----------------------------------------------------------------------------------------------------------------------------------


NET INCREASE (DECREASE) IN NET ASSETS          (2,610,790)    (8,155,458)     3,761,888     1,830,581     74,563,761     91,157,643
NET ASSETS--BEGINNING OF PERIOD               256,486,302    264,641,760     41,327,786    39,497,205    820,657,405    729,499,762
-----------------------------------------------------------------------------------------------------------------------------------

NET ASSETS--END OF PERIOD                    $253,875,512   $256,486,302   $ 45,089,674   $41,327,786   $895,221,166   $820,657,405
===================================================================================================================================

Undistributed net realized gain (loss)
  on investments included in net assets
  at end of period                           $  1,809,415   $   (903,745)  $    340,235   $  (482,973)  $        541   $      1,103
===================================================================================================================================

Undistributed (distributions in excess of)
  net investment income included in net
  assets at end of period                    $      (328)   $         --   $      5,893   $        --   $       (862)  $       (935)
===================================================================================================================================

SHARE ACTIVITY:
Shares sold                                       791,216      1,554,772      1,412,563       562,553    657,149,043  1,058,258,745
Reinvestment of dividends                         397,871        865,550         91,468        171,768    20,553,452     36,945,028
Shares redeemed                                (1,505,974)    (3,850,987)    (1,141,206)     (658,930)  (603,138,245)(1,004,047,620)
-----------------------------------------------------------------------------------------------------------------------------------

Net increase (decrease) in number of shares      (316,887)    (1,430,665)       362,825        75,391     74,564,250     91,156,153
===================================================================================================================================

See accompanying notes to financial statements.

                              FINANCIAL HIGHLIGHTS
           SELECTED DATA FOR EACH SHARE OF CAPITAL STOCK OUTSTANDING
                                                                                      NATIONWIDE(R) GROWTH FUND
                                              SIX MONTHS ENDED                         YEARS ENDED OCTOBER 31,
                                               APRIL 30, 1998
                                                (UNAUDITED)          1997          1996           1995           1994           1993
NET ASSET VALUE--BEGINNING OF PERIOD             $   16.32     $    13.34    $    13.22     $    11.35     $    11.14        $ 9.94
Net investment income                                 0.03           0.12          0.16           0.21           0.09          0.17
Net realized gain (loss) and unrealized
  appreciation (depreciation)                         2.91           3.94          1.36           2.10           0.53          1.41
-----------------------------------------------------------------------------------------------------------------------------------

Total from investment operations                      2.94           4.06          1.52           2.31           0.62           1.58

Dividends from net investment income                 (0.03)         (0.12)        (0.16)         (0.20)         (0.19)        (0.17)
Dividends in excess of net investment income         (0.01)             --            --             --             --            --
Distributions from net realized gain from
  investment transactions                            (2.02)         (0.96)        (1.24)         (0.24)         (0.22)        (0.21)
-----------------------------------------------------------------------------------------------------------------------------------

Total distributions                                  (2.06)         (1.08)        (1.40)         (0.44)         (0.41)        (0.38)
-----------------------------------------------------------------------------------------------------------------------------------

Net increase in net asset value                       0.88           2.98          0.12           1.87           0.21          1.20
-----------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE--END OF PERIOD                   $   17.20    $     16.32    $    13.34      $   13.22      $   11.35        $11.14
===================================================================================================================================

Total return (excluding sales charges)               20.21%(a)      32.12%        12.36%         21.01%          5.73%        16.16%
Net Assets, End of Period (000's)                $ 979,531    $   818,124    $  655,616      $ 582,927      $ 464,715      $411,853
Ratio of expenses to average net assets               0.63%(b)       0.64%         0.64%          0.66%          0.68%         0.68%
Ratio of net investment income to average net assets  0.38%(b)       0.81%         1.20%          1.66%          1.71%         1.63%
Portfolio turnover                                   18.55%         45.07%        25.61%         27.10%         14.50%        10.20%
Average commission rate paid*                      4.5458(cent) 4.6222(cent) 5.3923(cent)           --             --            --

                                                                                   NATIONWIDE(R) FUND
                                               SIX MONTHS ENDED                 YEARS ENDED OCTOBER 31,
                                                APRIL 30, 1998
                                                  (UNAUDITED)        1997          1996           1995           1994           1993
NET ASSET VALUE--BEGINNING OF PERIOD             $   26.57     $    20.41    $    17.35     $    16.12     $    16.55       $ 16.31
Net investment income                                 0.16           0.31          0.36           0.31           0.37          0.31
Net realized gain (loss) and unrealized
  appreciation (depreciation)                         5.81           7.44          3.98           2.49           0.41          0.67
-----------------------------------------------------------------------------------------------------------------------------------

Total from investment operations                      5.97           7.75          4.34           2.80           0.78          0.98

Dividends from net investment income                 (0.17)         (0.31)        (0.35)         (0.31)         (0.36)        (0.33)
Distributions from net realized gain from
  investment transactions                            (1.37)         (1.28)        (0.93)         (1.26)         (0.85)        (0.41)
-----------------------------------------------------------------------------------------------------------------------------------

Total distributions                                  (1.54)         (1.59)        (1.28)         (1.57)         (1.21)        (0.74)
-----------------------------------------------------------------------------------------------------------------------------------

Net increase (decrease) in net asset value            4.43           6.16          3.06           1.23          (0.43)         0.24
-----------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE--END OF PERIOD                  $    31.00    $     26.57    $    20.41     $    17.35     $     16.12      $ 16.55
===================================================================================================================================

Total return (excluding sales charges)              23.40%(a)      40.17%        26.11%         19.24%           4.88%         6.16%
Net Assets, End of Period (000's)              $1,976,744     $1,448,422     $ 958,590      $ 795,666      $  706,674      $753,239
Ratio of expenses to average net assets              0.59%(b)       0.60%         0.61%          0.63%          0.63%          0.62%
Ratio of net investment income to average net assets 1.15%(b)       1.32%         1.89%          1.95%          2.26%          1.96%
Portfolio turnover                                   7.59%         14.94%        16.71%         16.50%         15.40%         25.80%
Average commission rate paid*                      5.2067(cent)   5.8506(cent)  5.9393(cent)       --             --             --

-----------------------
*Represents the total amount of commissions paid in portfolio equity transactions divided by the total number of shares purchased and sold by the
Fund for which commissions were charged.
(a) Not annualized.
(b) Annualized.

See accompanying notes to financial statements.

                              FINANCIAL HIGHLIGHTS
           SELECTED DATA FOR EACH SHARE OF CAPITAL STOCK OUTSTANDING
                                                                                        NATIONWIDE(R) BOND FUND
                                               SIX MONTHS ENDED                        YEARS ENDED OCTOBER 31,
                                                APRIL 30, 1998
                                                  (UNAUDITED)         1997          1996           1995           1994       1993

NET ASSET VALUE--BEGINNING OF PERIOD             $     9.49    $      9.34   $      9.50    $      8.46    $     10.07    $  9.58
Net investment income                                  0.29           0.60          0.61           0.63           0.60       0.74
Net realized gain (loss) and unrealized
  appreciation (depreciation)                          0.04           0.15         (0.15)          1.04          (1.56)      0.52
---------------------------------------------------------------------------------------------------------------------------------

Total from investment operations                       0.33           0.75          0.46           1.67          (0.96)      1.26

Dividends from net investment income                   (0.29)         (0.60)        (0.62)         (0.63)         (0.65)     (0.77)
---------------------------------------------------------------------------------------------------------------------------------

Total distributions                                    (0.29)         (0.60)        (0.62)         (0.63)         (0.65)     (0.77)
---------------------------------------------------------------------------------------------------------------------------------

Net increase in net asset value                         0.04           0.15         (0.16)          1.04          (1.61)      0.49
---------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE--END OF PERIOD                  $       9.53     $     9.49  $       9.34   $       9.50   $       8.46$     10.07
==================================================================================================================================

Total return (excluding sales charges)                  3.52%(a)      8.33%          5.05%        20.41%         (9.81%)    13.61%
Net Assets, End of Period (000's)               $    128,477     $  124,404  $    133,253   $    133,633   $    124,455   $151,090
Ratio of expenses to average net assets                 0.70%(b)      0.72%          0.70%         0.71%          0.71%     0.68%
Ratio of net investment income to average net assets    6.12%(b)      6.43%          6.60%         7.04%          7.11%     7.63%
Portfolio turnover                                     34.40%        70.63%         38.95%         70.40%        58.00%    68.50%

                                                                                  NATIONWIDE(R) TAX-FREE INCOME FUND
                                               SIX MONTHS ENDED                        YEARS ENDED OCTOBER 31,
                                                APRIL 30, 1998
                                                  (UNAUDITED)      1997           1996          1995           1994           1993
NET ASSET VALUE--BEGINNING OF PERIOD             $   10.51     $   10.24     $   10.22      $    9.40      $   10.95         $9.94
Net investment income                                 0.25          0.50          0.51           0.51           0.53          0.54
Net realized gain (loss) and unrealized
  appreciation (depreciation)                         0.03          0.27          0.02           0.84          (1.45)         1.10
----------------------------------------------------------------------------------------------------------------------------------

Total from investment operations                      0.28          0.77          0.53           1.35          (0.92)         1.64

Dividends from net investment income                 (0.25)        (0.50)        (0.51)         (0.53)         (0.51)        (0.54)
Distributions from net realized gain from
  investment transactions                               --            --            --             --          (0.12)        (0.09)
----------------------------------------------------------------------------------------------------------------------------------

Total distributions                                  (0.25)         (0.50)        (0.51)        (0.53)         (0.63)        (0.63)
-----------------------------------------------------------------------------------------------------------------------------------

Net increase (decrease) in net asset value            0.03           0.27          0.02          0.82          (1.55)         1.01
-----------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE--END OF PERIOD                    $  10.54     $    10.51    $    10.24     $   10.22       $    9.40       $10.95
==================================================================================================================================

Total return (excluding sales charges)                2.65%(a)      7.72%          5.31%        14.66%         (8.74%)      16.97%
Net Assets, End of Period (000's)                 $ 253,876    $  256,486    $   264,642    $  262,484      $ 241,097     $253,042
Ratio of expenses to average net assets               0.95%(b)      0.96%          0.96%         0.98%          0.99%        0.98%
Ratio of expenses to average net assets*              1.10%(b)      1.11%          1.11%         1.13%          1.14%        1.14%
Ratio of net investment income to average
  net assets                                          4.71%(b)      4.85%          4.98%         5.20%          5.02%        5.07%
Ratio of net investment income to average net
  assets*                                             4.86%(b)      4.70%          4.83%         5.05%          4.87%        4.92%
Portfolio turnover                                   17.46%        39.49%         24.15%        31.70%         59.20%       28.40%

----------------------------
 *Ratios calculated as if no expenses were waived.
  (a)  Not annualized.
  (b)  Annualized.

 See accompanying notes to financial statements.

                              FINANCIAL HIGHLIGHTS
           SELECTED DATA FOR EACH SHARE OF CAPITAL STOCK OUT STAND ING

                                                                                 NATIONWIDE(R) U.S. GOV'T INCOME FUND
                                               SIX MONTHS ENDED                        YEARS ENDED OCTOBER 31,
                                                APRIL 30, 1998
                                                  (UNAUDITED)         1997         1996           1995         1994         1993
NET ASSET VALUE--BEGINNING OF PERIOD             $    10.31    $     10.04   $    10.12     $     9.22     $  10.26        $9.97
Net investment income                                  0.28           0.59         0.59           0.59         0.54         0.53
Net realized gain (loss) and unrealized
  appreciation (depreciation)                          0.01           0.27        (0.08)          0.89        (0.96)        0.45
--------------------------------------------------------------------------------------------------------------------------------

Total from investment operations                       0.29           0.86         0.51           1.48         (0.42)       0.98

Dividends from net investment income                  (0.28)         (0.59)       (0.58)         (0.58)        (0.55)      (0.53)
Dividends in excess of net investment income          --             --           (0.01)            --            --          --
Distributions from net
realized gain from
  investment transactions                             --             --              --             --         (0.07)      (0.16)
--------------------------------------------------------------------------------------------------------------------------------

Total distributions                                   (0.28)         (0.59)       (0.59)         (0.58)         (0.62)     (0.69)
--------------------------------------------------------------------------------------------------------------------------------
Net increase in net asset value                        0.01           0.27        (0.08)          0.90          (1.04)      0.29
--------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE--END OF PERIOD                      $ 10.32    $     10.31   $    10.04     $    10.12     $     9.22     $10.26
================================================================================================================================

Total return (excluding sales charges)                2.87%(a)       8.86%        5.28%          16.47%        (4.20%)    10.15%
Net Assets, End of Period (000's)             $      45,090    $   $41,328   $   39,497     $   39,777     $   37,749    $38,452
Ratio of expenses to average net assets               1.05%(b)       1.07%        1.06%           1.08%         1.09%      1.10%
Ratio of expenses to average net assets*              1.20%(b)       1.22%        1.21%           1.23%         1.24%      1.25%
Ratio of net investment income to average net assets  5.56%(b)       5.85%        5.86%           5.92%         5.62%      5.12%
Ratio of net investment income to average net
  assets *                                            5.71%(b)       5.70%        5.71%           5.77%         5.47%      4.97%
Portfolio turnover                                   44.37%         26.58%        9.30%          25.40%        67.50%     99.00%

                                                                                    NATIONWIDE(R) MONEY MARKET FUND
                                               SIX MONTHS ENDED                        YEARS ENDED OCTOBER 31,
                                                APRIL 30, 1998
                                                  (UNAUDITED)      1997           1996          1995           1994           1993
NET ASSET VALUE--BEGINNING OF PERIOD            $   1.00      $   1.00      $    1.00      $    1.00      $    1.00       $   1.00
Net investment income                               0.03           0.05          0.05           0.05           0.03          0.03
Dividends from net investment income               (0.03)         (0.05)        (0.05)         (0.05)         (0.03)        (0.03)
-----------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE--END OF PERIOD                  $   1.00      $    1.00     $    1.00      $    1.00      $    1.00       $   1.00
===================================================================================================================================

Total return                                       2.55%(a)        5.07%         5.05%         5.46%           3.34%          2.60%
Net Assets, End of Period (000's)               $895,221      $ 820,657     $  729,500     $ 604,711      $ 491,737       $ 418,615
Ratio of expenses to average net assets            0.58%(b)        0.59%         0.60%         0.62%           0.65%          0.70%
Ratio of expenses to average net assets*           0.63%(b)        0.64%         0.65%         0.67%           0.70%          0.73%
Ratio of net investment income to average
  net assets                                       5.09%(b)        4.96%         4.93%         5.34%           3.33%          2.57%
Ratio of net investment income to average
  net assets*                                      5.14%(b)        4.91%         4.88%         5.29%           3.28%          2.54%

----------------------
 * Ratios calculated as if no expenses were waived.
  (a)  Not annualized.
  (b)  Annualized.

 See accompanying notes to financial statements.

                   NOTES TO FINANCIAL STATEMENTS - (UNAUDITED)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Nationwide Investing Foundation (NIF) and Nationwide Investing Foundation II (NIF II) are diversified, open-end investment companies. NIF was created under the laws of Michigan by an Indenture of Trust dated May 5, 1933. NIF II was created under the laws of Massachusetts as a Massachusetts Business Trust on October 5, 1985. The Trusts, which are registered under the Investment Company Act of 1940, as amended, offer shares in six separate mutual funds.

   (A) SECURITY VALUATION
      (1) Growth, Fund, Bond, Tax-Free Income, and U.S. Government Income Funds:
         Securities traded on a national securities exchange are valued at the last quoted sale price, as provided by an independent pricing agent. Securities traded in the over-the-counter (OTC) market are valued at the last quoted sale price, or if no sale price, the quoted bid price. U.S. Government securities are valued at the quoted bid price. Bonds are valued by a combination of daily quotes and matrix evaluations.

         Securities for which reliable market quotations are not available, or for which an independent pricing agent does not provide a value or provides a value that does not represent fair value in the judgment of the Fund's investment adviser, are valued in accordance with procedures authorized by the Boards of Trustees.

      (2) Money Market Fund:
         Securities are valued at amortized cost, which approximates market value, in accordance with Rule 2a-7 of the Investment Company Act of 1940 as amended.

         The value of a repurchase agreement generally equals the purchase price paid by the Fund (cost) plus the interest accrued to date. The seller, under the repurchase agreement, is required to maintain the market value of the underlying collateral at not less than the value of the repurchase agreement. Securities subject to repurchase agreements are held by the Federal Reserve/Treasury book-entry system or by the Fund's custodian or an approved sub-custodian.

   (B) SECURITY TRANSACTIONS AND INVESTMENT INCOME
      Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date; interest income is recorded on an accrual basis and includes, where applicable, the pro rata amortization of premium or discount.

   (C) FEDERAL INCOME TAXES
      Each series of NIF and NIF II qualify as a regulated investment company under the Internal Revenue Code during the periods covered by the accompanying statements. No provision has been made for federal income taxes as it is the intention to continue such qualification and to distribute all taxable income to shareholders. To the extent net realized gains are offset through the application of a capital loss carryover, they will not be distributed to shareholders but will be retained by the applicable Fund.

      As of October 31, 1997, the Nationwide Bond, Tax-Free Income, and U.S. Government Income Funds had net capital loss carry forwards in the amounts of $9,523,141, $908,719, and $482,973, respectively. The Bond Fund's carry forwards will expire within 4 to 6 years, the Tax-Free Income Fund's carry forwards will expire within 5 to 6 years, and the U.S. Government Income Fund's carry forwards will expire within 5 to 8 years.

   (D) DIVIDENDS TO SHAREHOLDERS

      (1) Growth and Nationwide Funds:

         Dividends are paid quarterly and are recorded on the ex-dividend date.

      (2) Bond, Tax-Free Income, U.S. Government Income, and Money Market Funds:

         Dividends are declared daily and paid monthly from net investment income.

         Distributable net realized capital gains are declared and distributed at least annually for all funds.

         Dividends and distributions to shareholders are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are considered either permanent or temporary in nature. In accordance with AICPA Statement of Position 93-2, permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. Dividends and distributions that exceed net investment income and net realized gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income and net realized gains. To the extent distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as distributions of paid-in-capital. These reclassifications have no effect upon the net asset value of the respective funds.

       Accordingly, as of October 31, 1997 undistributed net investment income and capital paid in excess of par value have been adjusted by the following amounts:

                                                                  UNDISTRIBUTED           CAPITAL PAID IN
                                      UNDISTRIBUTED NET           NET REALIZED               EXCESS OF
                                      INVESTMENT INCOME               GAIN                    PAR VALUE
      NW Fund                            $ 47,525                  $(47,525)                   $     --
      Tax Free Income Fund                (11,116)                   (4,974)                     16,090
      U.S. Government Income Fund         (34,406)                       --                      34,406

   (E) EXPENSES
      Direct expenses of a fund are allocated to that fund. General expenses of a Trust are allocated to that Trust based upon each fund's relative average net assets.

   (F) USE OF ESTIMATES
      The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

2. TRANSACTIONS WITH AFFILIATES
   (A) GROWTH, FUND, BOND, AND MONEY MARKET FUNDS
      As investment manager for the NIF Funds, Nationwide Advisory Services, Inc. (NAS), an affiliated company, earns an annual fee of .50% based on the average daily net assets; this fee would not be payable in full if the effect of such payment would increase total expenses (excluding taxes other than payroll taxes and brokerage commissions on portfolio transactions) to an amount exceeding 1% of average daily net assets for any fiscal year. Such limitations on total expenses did not affect management fees during the periods covered by the financial statements.


      NAS voluntarily waived annual fees totaling .050% of average daily net assets in the Money Market Fund for the six months ended April 30, 1998, of $211,417 representing $.0005 per average share outstanding.

      NAS also receives fees for services as principal underwriter for the Growth Fund, the Nationwide Fund and the Bond Fund. Such fees are deducted from and are not included in proceeds from sales of capital shares. From such fees, NAS pays sales commissions, salaries, and other expenses. Such fees aggregated $680,300 on Growth Fund shares, $1,944,378 on Fund Shares, and $77,167 Bond Fund shares for the six months ended April 30, 1998.

   (B) TAX-FREE INCOME AND U.S. GOVERNMENT INCOME FUNDS
      As investment manager for each NIF II Fund, NAS earns an annual fee based on average daily net assets of each Fund at the rate of .65% on the first $250 million, .60% on the next $250 million, .55% on the next $250 million, and .50% on the average daily net assets in excess of $750 million.

      NAS may also receive fees on the NIF II Funds for distribution pursuant to a Rule 12b-1 Distribution Plan approved by the Board of Trustees. These fees are based on average daily net assets of each Fund at an annual rate of .35%. During the six months ended April 30, 1998, each Fund paid distribution fees at the annual rate of .20% of average daily net assets, with the distributor voluntarily waiving the remaining .15%. During the six months ended April 30, 1998, NAS waived $191,214 and $33,058 for the Tax-Free Income and U.S. Government Income Funds, respectively, representing $.016 per average share outstanding for each fund.

      NAS, as principal underwriter, also receives fees in the form of contingent deferred sales charges for the NIF II Funds ranging from 5% to 1% imposed on redemptions which cause the current value of an account to fall below the total purchase payments made during the past five years. Contingent deferred sales charges aggregated $55,038 on the Tax-Free Income Fund shares and $12,794 on the U.S. Government Income Fund shares for the six months ended April 30, 1998.

      A subsidiary of NAS (Nationwide Investors Services, Inc.) acts as Transfer and Dividend Disbursing Agent for the Funds.

3. BANK LOANS
Both NIF and NIF II Trusts have unsecured bank lines of credit of $25,000,000 each. Borrowings under these arrangements bear interest at the Federal Funds rate plus .50%. These interest costs are included in custodian fees in the Statements of Operations. No compensating balances are required.

4. INVESTMENT TRANSACTIONS
Purchases and sales of securities (excluding U.S. Government and short-term securities), and purchases and sales of U.S. Government Obligations for the six months ended April 30, 1998, are summarized as follows:

                                                                                            U.S. GOVT.
                                                         SECURITIES                         OBLIGATIONS
                                                 PURCHASES           SALES          PURCHASES           SALES
   Growth                                       $158,567,275      $158,809,864     $108,223,056      $34,162,407
   Fund                                          258,140,263       126,204,238       40,427,344               --
   Bond                                           26,369,522        15,573,416       16,522,813       28,760,039
   Tax-Free Income                                44,786,185        45,671,273               --               --
   U.S. Gov't. Income                              1,008,594        11,261,805       19,852,070        6,562,109
   Money Market                                           --                --       56,072,899               --

Realized gains and losses have been computed on the first-in, first-out basis. Included in net unrealized appreciation at April 30, 1998, are the following components:

                                                   GROSS             GROSS             NET
                                                UNREALIZED         UNREALIZED       UNREALIZED
                                                   GAINS            LOSSES         APPRECIATION
   Growth                                      $390,256,077       $(7,358,016)      $382,898,061
   Fund                                         951,224,500       (10,926,010)       940,298,490
   Bond                                           3,873,431          (241,713)         3,631,718
   Tax-Free Income                               13,437,028          (425,290)        13,011,738
   U.S. Gov't. Income                               991,437           (67,822)           923,615

5. SUBSEQUENT EVENT
The transaction described below was effective May 9, 1998.

At a meeting of the Board of Trustees on November 7, 1997, the Board authorized a Special Meeting of Shareholders to be held on February 16, 1998. At this Special Meeting, shareholders of NIF approved an Agreement and Plan of Reorganization between NIF and Nationwide Investing Foundation III ("New Trust"), and shareholders of NIF II approved a similar agreement between NIF II and the New Trust. At another Special Meeting, held at the same time, shareholders of the Financial Horizons Investment Trust (FHIT) also approved a similar agreement between FHIT and the New Trust. The transactions approved by the shareholders at these meetings were the following:
      (a) The transfer of assets of the NIF Nationwide Growth Fund to the Nationwide Growth Fund series of the New Trust in exchange for Class D shares of such series, to be distributed to the shareholders of the NIF Growth Fund, and the assumption of the liabilities of the Growth Fund.
      (b) The transfer of assets of the NIF Nationwide Fund to the Nationwide Fund series of the New Trust in exchange for Class D shares of such series, to be distributed to the shareholders of the NIF Nationwide, and the assumption of the liabilities of the Nationwide Fund.
      (c) The transfer of assets of the NIF Nationwide Bond Fund to the Nationwide Bond Fund series of the New Trust in exchange for Class D shares of such series, to be distributed to the shareholders of the NIF Nationwide Bond Fund, and the assumption of the liabilities of the Nationwide Bond Fund.
      (d) The transfer of assets of the FHIT Cash Reserve and the NIF Nationwide Money Market Funds to the Nationwide Money Market Fund series of the New Trust in exchange for shares of such series, to be distributed to the shareholders of the FHIT Cash Reserve Fund and NIF Nationwide Money Market Fund, and the assumption of such Funds' liabilities.

      (e) The transfer of assets of the FHIT Municipal Bond and the NIF II Nationwide Tax-Free Income Funds to the Nationwide Tax-Free Income Fund series of the New Trust in exchange for Class D shares of such series, to be distributed to the shareholders of the FHIT Municipal Bond and NIF II Tax-Free Income Funds, and the assumption of such Funds' liabilities.
      (f) The transfer of assets of the NIF II Nationwide U.S. Government Bond Fund to the Nationwide Long-Term U.S. Government Bond Fund series of the New Trust in exchange for Class D shares of such series, to be distributed to the shareholders of the NIF II U.S. Government Bond Fund, and the assumption of the liabilities of the Nationwide U.S. Government Bond Fund.

      The results of the shareholder voting at the Special Meetings for NIF and NIF II on February 16, 1998 are as follows:

                                                                                      Withheld/
                 Fund                                  For            Against         Abstained
 Nationwide Growth Fund                         26,717,920          3,698,439         1,328,067
 Nationwide Fund                                31,078,009          2,414,543         1,240,416
 Nationwide Bond Fund                            7,719,583            486,398           266,537
 Nationwide Money Market Fund                  486,881,203         76,626,178        22,104,401
 Nationwide Tax-Free Income Fund                13,026,966            472,171           635,079
 Nationwide U.S. Government
     Income Fund                                 2,270,467             67,429           132,472

All assets of the NIF, NIF II and FHIT Funds were transferred and all liabilities were assumed by the appropriate series of the New Trust on May 8, 1998, as voted by the shareholders at the Special Meetings held on February 16, 1998. Upon completion of such transactions, the shares of the applicable series of the New Trust received by the NIF, NIF II and FHIT Funds were distributed to shareholders of those Funds in complete liquidation on May 8, 1998.

FEDERAL INCOME TAX INFORMATION
   The tax status for Federal income tax purposes of the capital gain distribution paid to shareholders in connection with the reorganization of the Funds is as follows:

                                 SHORT-TERM         28% RATE         20% RATE
                                   GAIN                GAIN            GAIN
-----------------------------------------------------------------------------
   Nationwide Growth Fund              0%                0%              100%
   Nationwide Fund                     1.86%             0%            98.14%
   Nationwide Tax-Free                 0%                0%              100%
   Nationwide U.S. Government          0%                0%              100%

   All of the income dividends paid from January 1, 1998, through May 9, 1998, to shareholders in the Nationwide Tax-Free Income Fund are exempt from federal income tax.

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NATIONWIDE
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                          NATIONWIDE(R) FAMILY OF FUNDS

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NAS NOW
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NATIONWIDE FAMILY OF FUNDS
THREE NATIONWIDE PLAZA
COLUMBUS OHIO  43215-2220

April 1998
SEMI-ANNUAL REPORT

BULK RATE
U.S. POSTAGE
PAID
BERWYN IL
PERMIT NO. 150

HS-401-K